UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

July 31

Date of Fiscal Year End

January 31, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Hexavest Equity Funds Semiannual Report January 31, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report January 31, 2016

Eaton Vance

Hexavest Equity Funds

Table of Contents

Performance and Fund Profile

Hexavest Emerging Markets Equity Fund	2
Hexavest Global Equity Fund	3
Hexavest International Equity Fund	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	8

Officers and Trustees	50

Important Notices	51

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2016

Performance1,2

Portfolio Managers Vital Proulx, CFA, Jean-René Adam, CFA, Jean-Benoit Leblanc, CFA and Jean-Pierre Couture, each of Hexavest Inc.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	08/29/2012	08/29/2012	–15.76%	–19.50%	—	–6.73%
Class A with 5.75% Maximum Sales Charge	—	—	–20.62	–24.11	—	–8.33
Class I at NAV	08/29/2012	08/29/2012	–15.67	–19.31	—	–6.48
MSCI Emerging Markets Index	—	—	–16.96%	–20.91%	–5.55%	–4.84%

% Total Annual Operating Expense Ratios[3]					Class A	Class I
Gross					3.99%	3.71%
Net					1.51	1.26

Fund Profile

Equity Sector Allocation (% of net assets)4

Geographic Allocation (% of net assets)4,5

Top 10 Holdings (% of net assets)5

iShares MSCI India ETF	4.5%
Samsung Electronics Co., Ltd.	3.9
China Mobile, Ltd.	3.7
Tencent Holdings, Ltd.	2.5
Taiwan Semiconductor Manufacturing Co., Ltd.	2.5
America Movil SAB de CV, Series L	2.0
Chunghwa Telecom Co., Ltd.	1.7
Fomento Economico Mexicano SAB de CV, Series UBD	1.6
Korea Electric Power Corp.	1.5
Wal-Mart de Mexico SAB de CV, Series V	1.4

Total	25.3%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Hexavest Global Equity Fund

January 31, 2016

Performance1,2

Portfolio Managers Vital Proulx, CFA, Jean-Reneé Adam, CFA, Jean-Pierre Couture, Marc Christopher Lavoie, CFA, Frédéric Imbeault, CFA, and Christian Crête, CFA, each of Hexavest Inc.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	08/29/2012	08/29/2012	–5.84%	–1.70%	—	6.97%
Class A with 5.75% Maximum Sales Charge	—	—	–11.26	–7.37	—	5.14
Class I at NAV	08/29/2012	08/29/2012	–5.77	–1.55	—	7.22
MSCI World Index	—	—	–10.79%	–5.08%	5.79%	7.98%

% Total Annual Operating Expense Ratios[3]					Class A	Class I
Gross					1.48%	1.21%
Net					1.25	1.00

Fund Profile

Equity Sector Allocation (% of net assets)4,6

Geographic Allocation (% of net assets)4,5,6

Top 10 Holdings (% of net assets)5

AT&T, Inc.	2.7%
Verizon Communications, Inc.	2.5
Pfizer, Inc.	2.2
Southern Co. (The)	2.1
Johnson & Johnson	1.9
Procter & Gamble Co. (The)	1.8
Coca-Cola Co. (The)	1.6
Wal-Mart Stores, Inc.	1.6
Apple, Inc.	1.5
Market Vectors Gold Miners ETF	1.3
Total	19.2%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Hexavest International Equity Fund

January 31, 2016

Performance1,2

Portfolio Managers Vital Proulx, CFA, Jean-René Adam, CFA, Jean-Pierre Couture, Christian Crête, CFA, Frédéric Imbeault, CFA and Marc

Christopher Lavoie, CFA, each of Hexavest Inc.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	08/29/2012	08/29/2012	–10.95%	–5.90%	—	3.09%
Class A with 5.75% Maximum Sales Charge	—	—	–16.05	–11.34	—	1.33
Class I at NAV	08/29/2012	08/29/2012	–10.84	–5.63	—	3.37
MSCI EAFE Index	—	—	–14.58%	–8.43%	1.58%	4.81%

% Total Annual Operating Expense Ratios[3]					Class A	Class I
Gross					3.00%	2.76%
Net					1.27	1.02

Fund Profile

Equity Sector Allocation (% of net assets)4,6

Geographic Allocation (% of net assets)4,5,6

Top 10 Holdings (% of net assets)5,6

Nestle SA	3.1%
Roche Holding AG PC	2.5
Novartis AG	2.1
Toyota Motor Corp.	1.7
GlaxoSmithKline PLC	1.4
iShares MSCI Emerging Markets ETF	1.3
Unilever NV	1.2
Vodafone Group PLC	1.1
Novo Nordisk A/S, Class B	1.1
Nikkei 225 Index Futures contracts	1.1
Total	16.6%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

Hexavest Equity Funds

January 31, 2016

Endnotes and Additional Disclosures

[1]

MSCI Emerging Markets Index is an unmanaged index of emerging- markets common stocks. MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 11/30/16. Without the reimbursement, if applicable, performance would have been lower.

[4]

The Fund may obtain exposure to certain market segments through investments in exchange-traded funds (ETFs). For purposes of the charts, the Fund’s investments in ETFs are included based on the portfolio composition of each ETF.

[5]	Excludes cash and cash equivalents.

[6]	Includes futures contracts based on the value of their notional amounts, with an equal offsetting position in U.S. cash for purposes of the allocation charts.

Fund profile subject to change due to active management.

5

Eaton Vance

Hexavest Equity Funds

January 31, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2015 – January 31, 2016).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Hexavest Emerging Markets Equity Fund

	Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period* (8/1/15 – 1/31/16)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$842.40	$6.72	**	1.45%
Class I	$1,000.00	$843.30	$5.56	**	1.20%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.80	$7.35	**	1.45%
Class I	$1,000.00	$1,019.10	$6.09	**	1.20%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2015.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

Eaton Vance Hexavest Global Equity Fund

	Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period* (8/1/15 – 1/31/16)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$941.60	$5.86	**	1.20%
Class I	$1,000.00	$942.30	$4.64	**	0.95%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.10	$6.09	**	1.20%
Class I	$1,000.00	$1,020.40	$4.82	**	0.95%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2015.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

6

Eaton Vance

Hexavest Equity Funds

January 31, 2016

Fund Expenses — continued

Eaton Vance Hexavest International Equity Fund

	Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period* (8/1/15 – 1/31/16)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$890.50	$5.70	**	1.20%
Class I	$1,000.00	$891.60	$4.52	**	0.95%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.10	$6.09	**	1.20%
Class I	$1,000.00	$1,020.40	$4.82	**	0.95%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2015.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

7

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2016

Portfolio of Investments (Unaudited)

Common Stocks — 88.4%

Security	Shares	Value

Brazil — 2.3%
AMBEV SA	9,775	$45,603
BRF SA	1,000	12,058
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	1,100	10,514
Cia Energetica de Minas Gerais SA, PFC Shares	6,749	9,972
Telefonica Brasil SA, PFC Shares	978	8,499
Vale SA	3,600	8,749
Vale SA, PFC Shares	4,400	7,964

		$103,359

Chile — 2.2%
Cencosud SA	4,165	$8,506
Empresa Nacional de Electricidad SA	24,806	32,303
Enersis SA ADR	1,732	20,420
S.A.C.I. Falabella	6,198	40,834

		$102,063

China — 20.3%
Alibaba Group Holding, Ltd. ADR(1)	695	$46,586
Baidu, Inc. ADR(1)	188	30,695
Bank of China, Ltd., Class H	56,000	21,928
Belle International Holdings, Ltd.	22,000	14,794
China Construction Bank Corp., Class H	49,000	30,041
China Mengniu Dairy Co., Ltd.	18,000	25,158
China Mobile, Ltd.	15,452	170,322
China Petroleum & Chemical Corp., Class H	70,000	39,546
China Resources Power Holdings Co., Ltd.	6,000	10,253
China Shenhua Energy Co., Ltd., Class H	11,000	16,638
China Telecom Corp., Ltd., Class H	58,000	27,356
China Unicom (Hong Kong), Ltd.	24,000	26,683
Chongqing Changan Automobile Co., Ltd., Class B	4,400	8,639
CNOOC, Ltd.	49,000	50,132
Dongfeng Motor Group Co., Ltd., Class H	16,000	19,110
Great Wall Motor Co., Ltd., Class H	10,500	8,134
Guangdong Investment, Ltd.	40,000	51,126
Hengan International Group Co., Ltd.	5,000	44,919
Huaneng Power International, Inc., Class H	14,000	11,464
Industrial & Commercial Bank of China, Ltd., Class H	52,000	27,063
Jiangxi Copper Co., Ltd., Class H	14,000	14,258
Lenovo Group, Ltd.	8,000	7,150
PetroChina Co., Ltd., Class H	66,000	40,972
Ping An Insurance (Group) Co. of China, Ltd., Class H	4,000	18,174
Sinopharm Group Co., Ltd., Class H	6,800	24,154
Tencent Holdings, Ltd.	6,100	114,599

Security	Shares	Value

China (continued)
Tingyi (Cayman Islands) Holding Corp.	12,000	$13,757
Want Want China Holdings, Ltd.	31,000	20,405

		$934,056

Czech Republic — 1.6%
CEZ AS	2,727	$45,351
Komercni Banka AS	138	29,020

		$74,371

Hong Kong — 0.6%
ENN Energy Holdings, Ltd.	6,000	$27,171

		$27,171

India — 1.8%
Infosys, Ltd. ADR	2,620	$46,924
State Bank of India GDR(2)	333	8,941
Tata Motors, Ltd. ADR(1)	507	12,665
Wipro, Ltd. ADR	1,189	13,935

		$82,465

Indonesia — 2.2%
Bank Central Asia Tbk PT	37,000	$35,477
Bank Mandiri Tbk PT	20,500	14,477
Bank Rakyat Indonesia Tbk PT	18,000	14,845
Telekomunikasi Indonesia Tbk PT	141,500	34,716

		$99,515

Malaysia — 4.5%
AMMB Holdings Bhd	18,300	$19,271
Axiata Group Bhd	2,300	3,114
CIMB Group Holdings Bhd	21,900	21,973
Genting Bhd	15,900	30,221
Malayan Banking Bhd	5,900	12,220
Petronas Gas Bhd	2,000	11,068
Public Bank Bhd	3,900	17,306
Sime Darby Bhd	14,200	27,606
Tenaga Nasional Bhd	19,424	63,724

		$206,503

Mexico — 8.2%
Alfa SAB de CV, Series A	5,100	$9,501
America Movil SAB de CV, Series L	132,837	93,891
Coca-Cola Femsa SAB de CV, Series L	4,400	30,971

8	See Notes to Financial Statements.

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Mexico (continued)
Fibra Uno Administracion SA de CV	7,700	$15,428
Fomento Economico Mexicano SAB de CV, Series UBD	7,774	73,721
Grupo Financiero Banorte SAB de CV, Class O	7,900	41,160
Grupo Financiero Inbursa SAB de CV, Class O	5,000	8,069
Grupo Mexico SAB de CV, Series B	14,500	28,124
Promotora y Operadora de Infraestructura SAB de CV	1,082	12,436
Wal-Mart de Mexico SAB de CV, Series V	26,000	65,266

		$378,567

Philippines — 2.0%
Aboitiz Power Corp.	8,200	$7,178
Bank of the Philippine Islands	8,710	16,059
BDO Unibank, Inc.	10,720	23,058
GT Capital Holdings, Inc.	357	9,706
Metropolitan Bank & Trust Co.	11,210	16,750
Philippine Long Distance Telephone Co.	390	18,223

		$90,974

Poland — 4.4%
Bank Pekao SA	1,403	$47,204
KGHM Polska Miedz SA	1,052	14,892
PGE SA	12,342	41,950
Powszechna Kasa Oszczednosci Bank Polski SA(1)	7,853	47,560
Powszechny Zaklad Ubezpieczen SA	6,597	52,564

		$204,170

Russia — 0.8%
Lukoil PJSC ADR	757	$25,677
Magnit PJSC GDR(2)	308	12,088

		$37,765

South Africa — 2.3%
Bidvest Group, Ltd. (The)	607	$14,017
FirstRand, Ltd.	3,067	8,701
Impala Platinum Holdings, Ltd.(1)	3,161	6,604
MTN Group, Ltd.	2,526	22,322
Sasol, Ltd.	544	14,311
Shoprite Holdings, Ltd.	733	6,768
Standard Bank Group, Ltd.	4,574	32,567

		$105,290

South Korea — 21.1%
Coway Co., Ltd.	554	$45,589
E-MART, Inc.	217	29,796

Security	Shares	Value

South Korea (continued)
Hana Financial Group, Inc.	1,090	$19,615
Hankook Tire Co., Ltd.	714	27,845
Hyundai Department Store Co., Ltd.	112	12,001
Hyundai Marine & Fire Insurance Co., Ltd.	1,110	30,053
Hyundai Mobis Co., Ltd.	241	52,357
Hyundai Motor Co.	454	50,908
Industrial Bank of Korea	930	8,998
KB Financial Group, Inc.	1,110	28,394
KCC Corp.	32	11,779
Kia Motors Corp.	1,041	39,524
Korea Electric Power Corp.	1,574	69,096
KT Corp.	556	12,819
KT&G Corp.	607	52,569
LG Chem, Ltd.	78	19,518
LG Corp.	194	12,004
LG Electronics, Inc.	374	18,235
LG Uplus Corp.	1,220	9,894
Lotte Shopping Co., Ltd.	81	16,113
Naver Corp.	47	24,782
POSCO	287	43,018
Samsung Electronics Co., Ltd.	183	177,044
Samsung Electronics Co., Ltd., PFC Shares	21	17,666
Samsung Fire & Marine Insurance Co., Ltd.	206	51,422
Shinhan Financial Group Co., Ltd.	1,340	43,313
SK Hynix, Inc.	860	19,850
SK Telecom Co., Ltd. ADR	1,275	25,130

		$969,332

Taiwan — 10.3%
Cathay Financial Holding Co., Ltd.	26,165	$28,575
China Steel Corp.	20,000	10,691
Chunghwa Telecom Co., Ltd.	25,330	78,480
CTBC Financial Holding Co., Ltd.	66,137	31,064
Delta Electronics, Inc.	3,000	12,698
Far Eastern New Century Corp.	15,024	10,746
Formosa Chemicals & Fibre Corp.	6,000	12,949
Formosa Plastics Corp.	8,000	18,605
Fubon Financial Holding Co., Ltd.	31,000	34,228
Hon Hai Precision Industry Co., Ltd.	9,717	22,860
MediaTek, Inc.	2,000	13,008
Nan Ya Plastics Corp.	12,000	20,999
President Chain Store Corp.	4,000	26,450
Taiwan Cooperative Financial Holding Co., Ltd.	57,750	24,009
Taiwan Mobile Co., Ltd.	4,000	12,035
Taiwan Semiconductor Manufacturing Co., Ltd.	26,565	114,387

		$471,784

9	See Notes to Financial Statements.

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Thailand — 1.5%
Advanced Info Service PCL	5,400	$25,704
BTS Group Holdings PCL	87,677	20,056
Siam Cement PCL (The)	2,000	24,345

		$70,105

Turkey — 2.3%
Akbank TAS	3,890	$9,506
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	10,080	8,828
Haci Omer Sabanci Holding AS	6,611	19,201
KOC Holding AS	2,908	11,672
Turkcell Iletisim Hizmetleri AS	8,946	31,911
Turkiye Garanti Bankasi AS	9,127	23,065

		$104,183

Total Common Stocks (identified cost $5,099,725)		$4,061,673

Exchange-Traded Funds — 5.8%

Security	Shares	Value

Equity Funds — 5.8%
iShares India 50 ETF	1,973	$50,884
iShares MSCI India ETF	7,960	207,278
Market Vectors Gold Miners ETF	682	9,712

Total Exchange-Traded Funds (identified cost $317,868)		$267,874

Short-Term Investments — 2.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.40%(3)	$128	$127,529

Total Short-Term Investments (identified cost $127,529)		$127,529

Total Investments — 97.0% (identified cost $5,545,122)		$4,457,076

Other Assets, Less Liabilities — 3.0%		$136,027

Net Assets — 100.0%		$4,593,103

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2016, the aggregate value of these securities is $21,029 or 0.5% of the Fund’s net assets.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2016.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	20.7%	$949,833
Information Technology	14.4	662,184
Telecommunication Services	13.1	601,099
Consumer Staples	10.4	478,549
Utilities	8.7	401,076
Consumer Discretionary	8.7	396,969
Materials	5.0	230,716
Energy	4.1	187,276
Industrials	2.8	129,817
Health Care	0.5	24,154

Common Stocks	88.4%	$4,061,673
Exchange-Traded Funds	5.8	267,874
Short-Term Investments	2.8	127,529

Total Investments	97.0%	$4,457,076

10	See Notes to Financial Statements.

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2016

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CAD	14,419	USD	10,616	State Street Trust Company Canada	3/16/16	$—	$(323)
CZK	190,828	USD	7,715	State Street Trust Company Canada	3/16/16	—	(57)
EUR	11,543	USD	12,689	State Street Trust Company Canada	3/16/16	—	(171)
MXN	441,853	USD	25,799	State Street Trust Company Canada	3/16/16	—	(1,509)
PLN	48,273	USD	12,227	State Street Trust Company Canada	3/16/16	—	(404)
TRY	155,813	USD	52,167	State Street Trust Company Canada	3/16/16	—	(99)
USD	75,308	CZK	1,853,460	State Street Trust Company Canada	3/16/16	931	—
USD	8,117	HUF	2,345,651	State Street Trust Company Canada	3/16/16	—	(40)
USD	7,021	MXN	128,559	State Street Trust Company Canada	3/16/16	—	(47)
USD	142,636	PLN	569,775	State Street Trust Company Canada	3/16/16	3,089	—
USD	6,325	PLN	25,918	State Street Trust Company Canada	3/16/16	—	(23)
USD	5,765	PLN	23,670	State Street Trust Company Canada	3/16/16	—	(33)
USD	11,127	TRY	33,406	State Street Trust Company Canada	3/16/16	—	(37)
USD	10,341	TRY	31,426	State Street Trust Company Canada	3/16/16	—	(160)
USD	17,087	TRY	52,631	State Street Trust Company Canada	3/16/16	—	(501)
USD	17,779	TRY	55,028	State Street Trust Company Canada	3/16/16	—	(609)
USD	28,126	TRY	87,150	State Street Trust Company Canada	3/16/16	—	(997)
USD	12,812	ZAR	212,853	State Street Trust Company Canada	3/16/16	—	(478)
ZAR	279,756	USD	18,175	State Street Trust Company Canada	3/16/16	—	(708)
ZAR	3,308,370	USD	216,885	State Street Trust Company Canada	3/16/16	—	(10,318)
BRL	572,357	USD	140,836	State Street Trust Company Canada	3/22/16	159	—
CLP	61,391,428	USD	83,811	State Street Trust Company Canada	3/22/16	1,813	—
CNY	55,736	USD	8,275	State Street Trust Company Canada	3/22/16	128	—
CNY	93,113	USD	14,033	State Street Trust Company Canada	3/22/16	5	—
COP	155,723,176	USD	47,075	State Street Trust Company Canada	3/22/16	114	—
IDR	1,061,120,932	USD	74,116	State Street Trust Company Canada	3/22/16	2,779	—
INR	19,132,656	USD	282,986	State Street Trust Company Canada	3/22/16	—	(3,314)
KRW	34,741,589	USD	28,736	State Street Trust Company Canada	3/22/16	—	(26)
KRW	61,961,524	USD	51,716	State Street Trust Company Canada	3/22/16	—	(513)
MYR	14,279	USD	3,307	State Street Trust Company Canada	3/22/16	139	—
PEN	225,454	USD	66,213	State Street Trust Company Canada	3/22/16	—	(1,698)
PHP	547,626	USD	11,409	State Street Trust Company Canada	3/22/16	—	(11)
RUB	2,294,369	USD	28,842	State Street Trust Company Canada	3/22/16	1,174	—
RUB	862,193	USD	11,785	State Street Trust Company Canada	3/22/16	—	(505)
RUB	17,170,108	USD	238,507	State Street Trust Company Canada	3/22/16	—	(13,877)
THB	1,219,602	USD	33,359	State Street Trust Company Canada	3/22/16	727	—
THB	247,225	USD	6,814	State Street Trust Company Canada	3/22/16	95	—
TWD	664,253	USD	19,843	State Street Trust Company Canada	3/22/16	—	(23)
TWD	421,979	USD	12,881	State Street Trust Company Canada	3/22/16	—	(290)
USD	35,904	CLP	25,712,328	State Street Trust Company Canada	3/22/16	42	—
USD	185,255	CNY	1,224,166	State Street Trust Company Canada	3/22/16	688	—
USD	17,155	CNY	113,096	State Street Trust Company Canada	3/22/16	104	—
USD	19,003	CNY	126,045	State Street Trust Company Canada	3/22/16	—	(1)
USD	95,978	CNY	636,619	State Street Trust Company Canada	3/22/16	—	(5)
USD	19,385	CNY	129,907	State Street Trust Company Canada	3/22/16	—	(201)

11	See Notes to Financial Statements.

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2016

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	125,084	CNY	836,314	State Street Trust Company Canada	3/22/16	$—	$(1,006)
USD	48,459	IDR	677,503,592	State Street Trust Company Canada	3/22/16	—	(637)
USD	493,577	KRW	581,335,526	State Street Trust Company Canada	3/22/16	13,177	—
USD	25,456	KRW	29,833,965	State Street Trust Company Canada	3/22/16	802	—
USD	236,270	MYR	1,020,688	State Street Trust Company Canada	3/22/16	—	(10,097)
USD	50,899	PEN	174,124	State Street Trust Company Canada	3/22/16	1,073	—
USD	45,134	PHP	2,156,971	State Street Trust Company Canada	3/22/16	240	—
USD	98,298	THB	3,559,363	State Street Trust Company Canada	3/22/16	—	(1,181)
USD	11,630	TWD	383,096	State Street Trust Company Canada	3/22/16	199	—
USD	91,065	TWD	3,057,040	State Street Trust Company Canada	3/22/16	—	(151)

						$27,478	$(50,050)

Abbreviations:

ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
PCL	–	Public Company Ltd.
PFC Shares	–	Preference Shares

Currency Abbreviations:

BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CLP	–	Chilean Peso
CNY	–	Yuan Renminbi
COP	–	Colombian Peso
CZK	–	Czech Koruna
EUR	–	Euro
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
INR	–	Indian Rupee
KRW	–	South Korean Won

MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
PEN	–	Peruvian Sol
PHP	–	Philippine Peso
PLN	–	Polish Zloty
RUB	–	Russian Ruble
THB	–	Thai Baht
TRY	–	New Turkish Lira
TWD	–	New Taiwan Dollar
USD	–	United States Dollar
ZAR	–	South African Rand

12	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2016

Portfolio of Investments (Unaudited)

Common Stocks — 82.5%

Security	Shares	Value

Australia — 3.0%
AGL Energy, Ltd.	7,428	$99,061
Amcor, Ltd.	6,047	57,664
Aurizon Holdings, Ltd.	17,599	46,536
Australia and New Zealand Banking Group, Ltd.	1,239	21,508
BHP Billiton, Ltd.	10,126	111,203
Caltex Australia, Ltd.	5,854	156,551
Coca-Cola Amatil, Ltd.	14,815	88,694
Commonwealth Bank of Australia	1,222	69,074
CSL, Ltd.	167	12,440
Dexus Property Group	3,190	16,825
Fortescue Metals Group, Ltd.	53,611	67,374
Goodman Group	15,854	69,420
GPT Group (The)	21,981	76,891
Insurance Australia Group, Ltd.	15,952	60,336
LendLease Group	6,826	63,742
Mirvac Group	43,102	58,852
National Australia Bank, Ltd.	1,411	28,031
Newcrest Mining, Ltd.(1)	8,262	77,669
QBE Insurance Group, Ltd.	3,725	29,139
Rio Tinto, Ltd.	3,329	94,010
Scentre Group	11,586	36,192
Stockland	29,420	86,321
Telstra Corp., Ltd.	28,226	113,733
Vicinity Centres	26,351	54,859
Wesfarmers, Ltd.	2,207	66,592
Westpac Banking Corp.	2,777	61,500
Woodside Petroleum, Ltd.	3,581	72,173
Woolworths, Ltd.	3,185	55,370

		$1,851,760

Brazil — 0.1%
AMBEV SA ADR	8,818	$41,180
Cia Brasileira de Distribuicao ADR, PFC Shares	959	9,158
Cia Energetica de Minas Gerais SA ADR	2,952	4,369

		$54,707

Canada — 1.3%
BCE, Inc.	3,563	$143,522
Enbridge, Inc.	2,135	74,159
IAMGOLD Corp.(1)	70,588	102,352
Kinross Gold Corp.(1)	90,017	147,628
Rogers Communications Inc., Class B	3,301	113,034
TransCanada Corp.	3,305	114,775

Security	Shares	Value

Canada (continued)
Yamana Gold, Inc.	56,280	$96,820

		$792,290

Chile — 0.1%
Enersis SA ADR	2,592	$30,560

		$30,560

China — 0.7%
Belle International Holdings, Ltd.	16,000	$10,759
China Construction Bank Corp., Class H	50,000	30,654
China Mengniu Dairy Co., Ltd.	10,000	13,977
China Mobile, Ltd.	8,500	93,692
China Resources Beer Holdings Co., Ltd.	4,000	6,358
China Shenhua Energy Co., Ltd., Class H	7,000	10,587
China Telecom Corp., Ltd., Class H	26,000	12,263
China Unicom (Hong Kong), Ltd.	28,000	31,130
Dongfeng Motor Group Co., Ltd., Class H	12,000	14,332
Geely Automobile Holdings, Ltd.	40,000	17,116
Guangdong Investment, Ltd.	38,000	48,570
Hengan International Group Co., Ltd.	5,000	44,919
Industrial & Commercial Bank of China, Ltd., Class H	49,000	25,502
Ping An Insurance (Group) Co. of China, Ltd., Class H	3,000	13,631
Tencent Holdings, Ltd.	1,600	30,059
Tingyi (Cayman Islands) Holding Corp.	10,000	11,464
Want Want China Holdings, Ltd.	28,000	18,431

		$433,444

Denmark — 0.6%
Danske Bank A/S	1,758	$47,310
Novo Nordisk A/S, Class B	3,385	189,115
TDC A/S	18,564	79,722
William Demant Holding A/S(1)	974	85,859

		$402,006

France — 0.6%
Compagnie Generale des Etablissements Michelin, Class B	671	$61,218
Sanofi	1,475	122,662
Societe Generale SA	1,790	68,284
Sodexo SA	586	57,392
Total SA	1,232	54,726

		$364,282

Germany — 1.7%
BASF SE	783	$52,189

13	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Germany (continued)
Bayerische Motoren Werke AG	816	$67,961
Daimler AG	1,349	94,449
Deutsche Post AG	4,281	103,758
Deutsche Telekom AG	4,327	75,345
Hugo Boss AG	925	73,669
Kabel Deutschland Holding AG	693	88,791
Merck KGaA	1,090	94,909
Muenchener Rueckversicherungs-Gesellschaft AG	718	138,338
SAP SE	1,729	137,775
Siemens AG	1,274	122,113

		$1,049,297

Hong Kong — 0.3%
AIA Group, Ltd.	3,102	$17,265
CLP Holdings, Ltd.	8,500	71,182
ENN Energy Holdings, Ltd.	2,000	9,057
Hong Kong & China Gas Co., Ltd.	9,280	16,383
Li & Fung, Ltd.	28,000	16,107
MTR Corp., Ltd.	10,000	45,404

		$175,398

India — 0.1%
HDFC Bank, Ltd. ADR	949	$57,253
Infosys, Ltd. ADR	1,829	32,758

		$90,011

Ireland — 0.1%
Kerry Group PLC, Class A	754	$61,483

		$61,483

Israel — 0.6%
Bank Leumi Le-Israel B.M.(1)	26,126	$86,041
Bezeq Israeli Telecommunication Corp., Ltd.	21,942	47,302
Mizrahi Tefahot Bank, Ltd.	8,449	94,847
Teva Pharmaceutical Industries, Ltd.	2,766	169,963

		$398,153

Italy — 0.1%
Enel SpA	15,636	$64,196

		$64,196

Japan — 6.0%
Aeon Co., Ltd.	1,000	$13,346
Asahi Group Holdings, Ltd.	3,200	102,710

Security	Shares	Value

Japan (continued)
Asahi Kasei Corp.	5,000	$32,487
Astellas Pharma, Inc.	700	9,693
Bank of Yokohama, Ltd. (The)	5,000	26,669
Bridgestone Corp.	2,000	72,864
Central Japan Railway Co.	400	74,245
Chiba Bank, Ltd. (The)	1,000	6,186
Chubu Electric Power Co., Inc.	4,900	62,933
Daihatsu Motor Co., Ltd.	1,000	15,611
Daiichi Sankyo Co., Ltd.	800	16,657
Daiwa House Industry Co., Ltd.	1,000	28,233
Denso Corp.	1,300	56,066
East Japan Railway Co.	1,400	128,685
Electric Power Development Co., Ltd.	1,400	47,235
FamilyMart Co., Ltd.	2,600	121,671
Hitachi, Ltd.	2,310	11,416
Honda Motor Co., Ltd.	4,200	113,849
Japan Tobacco, Inc.	4,000	156,655
Kajima Corp.	10,000	56,567
Kansai Electric Power Co., Inc. (The)(1)	3,200	34,786
KDDI Corp.	7,800	197,516
Kirin Holdings Co., Ltd.	1,000	14,201
Komatsu, Ltd.	2,600	38,874
Kyushu Electric Power Co., Inc.(1)	1,700	18,371
Lawson, Inc.	2,200	173,704
Mazda Motor Corp.	800	14,558
Mitsubishi Electric Corp.	1,000	9,281
Mitsubishi Estate Co., Ltd.	4,000	79,187
Mitsubishi UFJ Financial Group, Inc.	14,200	72,816
Mitsui Fudosan Co., Ltd.	3,000	70,623
Mizuho Financial Group, Inc.	32,700	56,578
Nikon Corp.	3,400	50,019
Nippon Telegraph & Telephone Corp.	3,000	127,718
Nissan Motor Co., Ltd.	6,400	63,653
NTT DoCoMo, Inc.	9,700	215,129
Obayashi Corp.	7,000	63,150
Osaka Gas Co., Ltd.	16,000	60,685
Panasonic Corp.	6,300	59,158
Resona Holdings, Inc.	2,800	12,877
Seven & i Holdings Co., Ltd.	3,900	173,950
Shin-Etsu Chemical Co., Ltd.	1,000	51,076
Shizuoka Bank, Ltd. (The)	5,000	43,648
SMC Corp.	100	22,648
SoftBank Group Corp.	2,100	92,474
Sumitomo Metal Mining Co., Ltd.	6,000	63,666
Sumitomo Mitsui Financial Group, Inc.	1,700	57,033
Sumitomo Realty & Development Co., Ltd.	1,000	28,032

14	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)
Taisei Corp.	8,000	$49,788
Takeda Pharmaceutical Co., Ltd.	200	9,685
Tokio Marine Holdings, Inc.	1,200	42,936
Tokyo Electric Power Co., Inc.(1)	8,500	42,712
Tokyo Gas Co., Ltd.	14,000	64,507
Tokyu Fudosan Holdings Corp.	3,800	24,921
Toray Industries, Inc.	2,000	16,954
Toyota Motor Corp.	5,100	307,171
Unicharm Corp.	1,500	29,280

		$3,707,143

Mexico — 0.0%(2)
America Movil SAB de CV ADR, Series L	1,738	$24,575

		$24,575

Netherlands — 0.4%
Heineken NV	737	$63,995
Koninklijke Vopak NV	1,598	69,506
Unilever NV	2,453	107,636

		$241,137

Norway — 0.4%
Norsk Hydro ASA	9,479	$31,512
Statoil ASA	7,912	108,264
Telenor ASA	7,675	125,196

		$264,972

Peru — 0.0%(2)
Cia de Minas Buenaventura SA ADR(1)	4,139	$16,556

		$16,556

Singapore — 0.9%
ComfortDelGro Corp., Ltd.	34,000	$67,942
DBS Group Holdings, Ltd.	9,511	94,552
Oversea-Chinese Banking Corp., Ltd.	16,000	89,537
Singapore Press Holdings, Ltd.	16,000	40,162
Singapore Telecommunications, Ltd.	64,000	158,666
StarHub, Ltd.	15,000	35,761
United Overseas Bank, Ltd.	8,000	101,702

		$588,322

South Korea — 0.2%
Korea Electric Power Corp. ADR(1)	1,696	$36,973
Samsung Electronics Co., Ltd. GDR(3)	46	21,758

Security	Shares	Value

South Korea (continued)
SK Telecom Co., Ltd. ADR	3,689	$72,710

		$131,441

Spain — 0.8%
Aena SA(1)(3)	420	$46,764
Banco Bilbao Vizcaya Argentaria SA	7,776	50,051
Banco Santander SA	12,516	53,636
Endesa SA	3,701	71,649
Iberdrola SA	16,083	113,052
Telefonica SA	12,394	130,812

		$465,964

Sweden — 0.9%
Hennes & Mauritz AB, Class B	2,433	$79,674
ICA Gruppen AB	3,297	116,606
Nordea Bank AB	5,036	50,711
Skanska AB, Class B	236	4,553
Svenska Cellulosa AB SCA, Class B	3,323	98,486
Swedbank AB, Class A	2,677	56,144
Tele2 AB, Class B	8,638	71,829
Telefonaktiebolaget LM Ericsson, Class B	6,750	59,957

		$537,960

Switzerland — 3.5%
ABB, Ltd.	4,378	$75,652
Credit Suisse Group AG	3,361	59,541
Geberit AG	185	65,577
Givaudan SA	31	58,053
Kuehne & Nagel International AG	578	76,498
Nestle SA	7,455	549,228
Novartis AG	5,132	397,594
Partners Group Holding AG	200	72,131
Roche Holding AG PC	1,643	425,577
Swiss Re AG	608	56,596
Swisscom AG	271	134,802
Syngenta AG	195	71,802
UBS Group AG	4,599	75,999
Zurich Insurance Group AG	244	54,086

		$2,173,136

United Kingdom — 5.3%
Anglo American PLC	6,276	$25,033
Antofagasta PLC	4,809	26,244
Associated British Foods PLC	1,812	81,746

15	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United Kingdom (continued)
AstraZeneca PLC	2,424	$156,083
BHP Billiton PLC	4,733	45,958
BP PLC	19,726	106,525
British American Tobacco PLC	2,465	137,358
BT Group PLC	20,337	141,537
Centrica PLC	28,501	83,625
Compass Group PLC	4,398	75,689
Diageo PLC	5,160	138,915
Direct Line Insurance Group PLC	7,611	40,882
GlaxoSmithKline PLC	8,262	170,201
HSBC Holdings PLC	21,644	152,645
Imperial Tobacco Group PLC	2,099	113,652
Land Securities Group PLC	2,765	43,364
Lloyds Banking Group PLC	74,590	69,880
London Stock Exchange Group PLC	1,994	70,606
National Grid PLC	10,978	154,666
Next PLC	829	82,167
Randgold Resources, Ltd.	1,093	77,570
Reckitt Benckiser Group PLC	1,438	127,897
RELX PLC	2,531	44,532
Rio Tinto PLC	3,095	75,895
Royal Dutch Shell PLC, Class A	5,286	115,475
Royal Mail PLC	10,056	66,112
SABMiller PLC	2,232	133,658
Segro PLC	9,689	60,804
Shire PLC	1,278	71,686
Sky PLC	3,619	55,995
SSE PLC	4,298	89,181
Tate & Lyle PLC	9,415	84,364
Unilever PLC	2,586	113,693
Vodafone Group PLC	60,255	193,681
William Hill PLC	16,045	89,325

		$3,316,644

United States — 54.8%
3M Co.	121	$18,271
AES Corp. (The)	3,146	29,887
Ameren Corp.	4,093	183,858
American Electric Power Co., Inc.	1,742	106,210
American Express Co.	3,473	185,806
AmerisourceBergen Corp.	4,040	361,822
Apple, Inc.	9,709	945,074
Archer-Daniels-Midland Co.	8,792	310,797
Assurant, Inc.	1,582	128,632
AT&T, Inc.	45,785	1,651,007

Security	Shares	Value

United States (continued)
AvalonBay Communities, Inc.	980	$168,060
Baxalta, Inc.	5,558	222,376
Baxter International, Inc.	6,138	224,651
Becton, Dickinson and Co.	2,915	423,754
Campbell Soup Co.	5,034	283,968
Cardinal Health, Inc.	6,468	526,301
Caterpillar, Inc.	125	7,780
CenturyLink, Inc.	9,877	251,073
Chemours Co. (The)	24	95
Cisco Systems, Inc.	25,375	603,671
Clorox Co. (The)	3,057	394,506
Coca-Cola Co. (The)	22,978	986,216
Comcast Corp., Class A	2,976	165,793
Consolidated Edison, Inc.	4,129	286,511
Costco Wholesale Corp.	3,454	521,968
CVS Health Corp.	1,865	180,140
DaVita HealthCare Partners, Inc.(1)	2,273	152,564
Dollar General Corp.	5,014	376,351
Dollar Tree, Inc.(1)	6,998	569,077
Domtar Corp.	3,316	106,941
DTE Energy Co.	696	59,167
Duke Energy Corp.	4,856	365,657
E.I. du Pont de Nemours & Co.	123	6,489
Edison International	5,384	332,731
Eli Lilly & Co.	8,283	655,185
Entergy Corp.	2,095	147,865
Exelon Corp.	10,739	317,552
FirstEnergy Corp.	4,592	151,812
Fluor Corp.	4,046	181,625
Ford Motor Co.	36,379	434,365
General Electric Co.	76	2,212
General Motors Co.	13,666	405,060
HCP, Inc.	9,973	358,430
Hershey Co. (The)	3,001	264,418
Home Depot, Inc. (The)	114	14,337
International Business Machines Corp.	1,812	226,119
Jacobs Engineering Group, Inc.(1)	4,707	184,656
Johnson & Johnson	11,556	1,206,909
Kellogg Co.	3,885	285,314
Keurig Green Mountain, Inc.	3,423	305,503
Macy’s, Inc.	4,484	181,198
MasterCard, Inc., Class A	1,430	127,313
McDonald’s Corp.	5,450	674,601
McKesson Corp.	2,533	407,762
Mead Johnson Nutrition Co.	4,233	306,850
Merck & Co., Inc.	15,209	770,640

16	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United States (continued)
Microsoft Corp.	13,594	$748,893
NextEra Energy, Inc.	1,120	125,115
NIKE, Inc., Class B	252	15,627
Oracle Corp.	22,649	822,385
Patterson Cos., Inc.	7,606	322,951
Paychex, Inc.	5,657	270,744
Pepco Holdings, Inc.	18,805	501,717
PepsiCo, Inc.	6,030	598,779
Pfizer, Inc.	45,285	1,380,740
PG&E Corp.	7,109	390,355
Philip Morris International, Inc.	6,996	629,710
Pinnacle West Capital Corp.	2,691	178,440
Plum Creek Timber Co., Inc.	9,076	367,669
PNC Financial Services Group, Inc. (The)	2,034	176,246
PPL Corp.	3,008	105,460
Procter & Gamble Co. (The)	13,471	1,100,446
Public Service Enterprise Group, Inc.	2,840	117,292
QUALCOMM, Inc.	7,055	319,874
Realty Income Corp.	8,698	485,261
Southern Co. (The)	26,373	1,290,167
Staples, Inc.	8,156	72,752
Synchrony Financial(1)	35	995
Sysco Corp.	9,277	369,317
Travelers Cos., Inc. (The)	4,374	468,193
U.S. Bancorp	10,512	421,111
United Rentals, Inc.(1)	2,850	136,544
United Technologies Corp.	1,899	166,523
UnitedHealth Group, Inc.	124	14,280
Varian Medical Systems, Inc.(1)	4,659	359,349
Verizon Communications, Inc.	31,430	1,570,557
Visa, Inc., Class A	1,712	127,527
Wal-Mart Stores, Inc.	14,583	967,728
Walt Disney Co. (The)	124	11,882
Welltower, Inc.	5,525	343,765
Whole Foods Market, Inc.	5,345	156,662
Xcel Energy, Inc.	3,867	147,797

		$34,029,783

Total Common Stocks (identified cost $49,379,686)		$51,265,220

Exchange-Traded Funds — 7.6%

Security	Shares	Value

Equity Funds — 7.6%
iShares MSCI Australia ETF	18,682	$329,550

Security	Shares	Value

Equity Funds (continued)
iShares MSCI Chile Capped ETF	2,301	$75,082
iShares MSCI Emerging Markets ETF	22,908	700,527
iShares MSCI Eurozone ETF	6,454	214,273
iShares MSCI Japan ETF	43,249	497,364
iShares MSCI Malaysia ETF	26,993	218,913
iShares MSCI Mexico Capped ETF	3,759	181,898
iShares MSCI Poland Capped ETF	8,035	135,550
iShares MSCI Singapore ETF	2,736	25,691
iShares MSCI South Africa ETF	572	26,215
iShares MSCI South Korea Capped ETF	8,381	400,109
iShares MSCI Switzerland Capped ETF	5,177	150,961
iShares MSCI Taiwan ETF	29,224	360,624
iShares MSCI United Kingdom ETF	14,496	222,659
Market Vectors Gold Miners ETF	58,213	828,953
SPDR S&P 500 ETF Trust	1,113	215,777
WisdomTree India Earnings Fund	7,142	132,770

Total Exchange-Traded Funds (identified cost $5,676,546)		$4,716,916

Short-Term Investments — 5.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.40%(4)	$3,627	$3,626,701

Total Short-Term Investments (identified cost $3,626,701)		$3,626,701

Total Investments — 96.0% (identified cost $58,682,933)		$59,608,837

Other Assets, Less Liabilities — 4.0%		$2,504,129

Net Assets — 100.0%		$62,112,966

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2016, the aggregate value of these securities is $68,522 or 0.1% of the Fund’s net assets.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2016.

17	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2016

Portfolio of Investments (Unaudited) — continued

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Consumer Staples	17.3%	$10,732,699
Health Care	14.4	8,961,408
Financials	10.0	6,218,589
Utilities	9.8	6,061,346
Telecommunication Services	9.5	5,904,786
Consumer Discretionary	7.5	4,643,330
Information Technology	7.2	4,485,323
Industrials	3.0	1,861,758
Materials	2.4	1,513,240
Energy	1.4	882,741

Common Stocks	82.5%	$51,265,220
Exchange-Traded Funds	7.6	4,716,916
Short-Term Investments	5.9	3,626,701

Total Investments	96.0%	$59,608,837

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CAD	399,312	USD	284,246	State Street Trust Company Canada	3/16/16	$796	$—
CAD	132,834	USD	95,609	State Street Trust Company Canada	3/16/16	—	(788)
CHF	77,398	USD	76,479	State Street Trust Company Canada	3/16/16	—	(789)
CHF	141,490	USD	142,868	State Street Trust Company Canada	3/16/16	—	(4,500)
CHF	167,105	USD	169,120	State Street Trust Company Canada	3/16/16	—	(5,702)
DKK	1,839,793	USD	269,204	State Street Trust Company Canada	3/16/16	—	(1,813)
EUR	319,483	USD	346,696	State Street Trust Company Canada	3/16/16	—	(221)
EUR	171,863	USD	187,847	State Street Trust Company Canada	3/16/16	—	(1,464)
EUR	126,741	USD	140,031	State Street Trust Company Canada	3/16/16	—	(2,582)
EUR	5,114,217	USD	5,575,519	State Street Trust Company Canada	3/16/16	—	(29,225)
GBP	75,106	USD	110,653	State Street Trust Company Canada	3/16/16	—	(3,627)
GBP	66,862	USD	99,584	State Street Trust Company Canada	3/16/16	—	(4,305)
GBP	725,778	USD	1,087,817	State Street Trust Company Canada	3/16/16	—	(53,581)
HKD	984,794	USD	127,118	State Street Trust Company Canada	3/16/16	—	(544)
HKD	1,842,383	USD	237,401	State Street Trust Company Canada	3/16/16	—	(603)
ILS	246,577	USD	63,895	State Street Trust Company Canada	3/16/16	—	(1,572)
JPY	127,835,177	USD	1,042,808	State Street Trust Company Canada	3/16/16	14,171	—
JPY	23,078,930	USD	191,887	State Street Trust Company Canada	3/16/16	—	(1,064)
JPY	19,540,168	USD	166,288	State Street Trust Company Canada	3/16/16	—	(4,724)
MXN	4,999,532	USD	291,911	State Street Trust Company Canada	3/16/16	—	(17,073)
PLN	121,711	USD	31,010	State Street Trust Company Canada	3/16/16	—	(1,201)
SEK	498,256	USD	58,675	State Street Trust Company Canada	3/16/16	—	(551)
USD	311,309	AUD	433,669	State Street Trust Company Canada	3/16/16	5,006	—
USD	206,909	AUD	289,494	State Street Trust Company Canada	3/16/16	2,437	—
USD	130,838	AUD	186,855	State Street Trust Company Canada	3/16/16	—	(1,139)
USD	1,412,508	CAD	1,918,539	State Street Trust Company Canada	3/16/16	42,994	—
USD	822,570	CHF	814,126	State Street Trust Company Canada	3/16/16	26,409	—

18	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2016

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	159,935	EUR	147,152	State Street Trust Company Canada	3/16/16	$351	$—
USD	445,125	EUR	410,431	State Street Trust Company Canada	3/16/16	19	—
USD	258,752	GBP	170,553	State Street Trust Company Canada	3/16/16	15,713	—
USD	371,818	HKD	2,880,372	State Street Trust Company Canada	3/16/16	1,609	—
USD	201,259	ILS	778,468	State Street Trust Company Canada	3/16/16	4,499	—
USD	120,841	ILS	471,470	State Street Trust Company Canada	3/16/16	1,676	—
USD	82,220	JPY	9,929,185	State Street Trust Company Canada	3/16/16	122	—
USD	113,027	JPY	13,691,873	State Street Trust Company Canada	3/16/16	—	(181)
USD	84,667	JPY	10,268,324	State Street Trust Company Canada	3/16/16	—	(235)
USD	87,910	NOK	761,478	State Street Trust Company Canada	3/16/16	236	—
USD	122,637	PLN	489,885	State Street Trust Company Canada	3/16/16	2,656	—
USD	274,037	SGD	387,707	State Street Trust Company Canada	3/16/16	2,126	—
USD	90,757	SGD	128,282	State Street Trust Company Canada	3/16/16	789	—
USD	62,261	SGD	88,108	State Street Trust Company Canada	3/16/16	469	—
USD	68,276	ZAR	1,041,477	State Street Trust Company Canada	3/16/16	3,248	—
CNY	581,090	USD	87,290	State Street Trust Company Canada	3/22/16	320	—
KRW	36,139,748	USD	29,840	State Street Trust Company Canada	3/22/16	25	—
KRW	51,357,674	USD	43,634	State Street Trust Company Canada	3/22/16	—	(1,194)
MYR	250,071	USD	57,920	State Street Trust Company Canada	3/22/16	2,440	—
TWD	2,056,222	USD	62,404	State Street Trust Company Canada	3/22/16	—	(1,051)
USD	572,099	CNY	3,771,563	State Street Trust Company Canada	3/22/16	3,463	—
USD	161,549	INR	10,922,326	State Street Trust Company Canada	3/22/16	1,892	—
USD	624,076	KRW	735,036,805	State Street Trust Company Canada	3/22/16	16,661	—
USD	219,641	MYR	948,847	State Street Trust Company Canada	3/22/16	—	(9,386)
USD	439,320	TWD	14,392,132	State Street Trust Company Canada	3/22/16	9,888	—

						$160,015	$(149,115)

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation

Equity Futures
E-mini MSCI Emerging Markets Index	1	Long	Mar-16	$39,488	$37,390	$(2,098)
E-mini S&P 500 Index	2	Long	Mar-16	201,205	193,010	(8,195)
Nikkei 225 Index	4	Long	Mar-16	319,864	300,268	(19,596)
TOPIX Index	1	Long	Mar-16	131,578	120,974	(10,604)

						$(40,493)

Nikkei 225 Index:  Price-weighted average of 225 top-rated Japanese companies listed on the First Section of the Tokyo Stock Exchange.

TOPIX Index:  Market capitalization-weighted stock index of all companies listed on the First Section of the Tokyo Stock Exchange.

19	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2016

Portfolio of Investments (Unaudited) — continued

Abbreviations:

ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
PC	–	Participation Certificate
PFC Shares	–	Preference Shares

Currency Abbreviations:

AUD	–	Australian Dollar
CAD	–	Canadian Dollar
CHF	–	Swiss Franc
CNY	–	Yuan Renminbi
DKK	–	Danish Krone
EUR	–	Euro
GBP	–	British Pound Sterling
HKD	–	Hong Kong Dollar
ILS	–	Israeli Shekel
INR	–	Indian Rupee
JPY	–	Japanese Yen

KRW	–	South Korean Won
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
PLN	–	Polish Zloty
SEK	–	Swedish Krona
SGD	–	Singapore Dollar
TWD	–	New Taiwan Dollar
USD	–	United States Dollar
ZAR	–	South African Rand

20	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

January 31, 2016

Portfolio of Investments (Unaudited)

Common Stocks — 85.4%

Security	Shares	Value

Australia — 8.8%
AGL Energy, Ltd.	2,098	$27,979
Amcor, Ltd.	1,824	17,393
Aurizon Holdings, Ltd.	4,085	10,802
Australia and New Zealand Banking Group, Ltd.	634	11,005
BHP Billiton, Ltd.	3,342	36,702
Caltex Australia, Ltd.	1,962	52,469
Coca-Cola Amatil, Ltd.	5,726	34,280
Commonwealth Bank of Australia	485	27,415
CSL, Ltd.	90	6,704
Dexus Property Group	1,290	6,804
Fortescue Metals Group, Ltd.	16,037	20,154
Goodman Group	5,187	22,712
GPT Group (The)	5,381	18,823
Insurance Australia Group, Ltd.	4,833	18,280
LendLease Group	1,966	18,359
Mirvac Group	12,503	17,072
National Australia Bank, Ltd.	688	13,668
Newcrest Mining, Ltd.(1)	3,587	33,720
QBE Insurance Group, Ltd.	891	6,970
Rio Tinto, Ltd.	1,031	29,115
Scentre Group	4,781	14,935
Stockland	10,166	29,828
Telstra Corp., Ltd.	11,436	46,080
Vicinity Centres	8,621	17,948
Wesfarmers, Ltd.	735	22,177
Westpac Banking Corp.	875	19,378
Woodside Petroleum, Ltd.	1,237	24,931
Woolworths, Ltd.	1,159	20,149

		$625,852

Brazil — 0.1%
AMBEV SA ADR	1,143	$5,338
Cia Brasileira de Distribuicao ADR, PFC Shares	124	1,184
Cia Energetica de Minas Gerais SA ADR	383	567

		$7,089

Chile — 0.1%
Enersis SA ADR	336	$3,962

		$3,962

China — 0.8%
Belle International Holdings, Ltd.	2,000	$1,345
China Construction Bank Corp., Class H	6,000	3,678

Security	Shares	Value

China (continued)
China Mengniu Dairy Co., Ltd.	2,000	$2,795
China Mobile, Ltd.	1,000	11,023
China Shenhua Energy Co., Ltd., Class H	1,000	1,512
China Telecom Corp., Ltd., Class H	4,000	1,887
China Unicom (Hong Kong), Ltd.	4,000	4,447
Dongfeng Motor Group Co., Ltd., Class H	2,000	2,389
Geely Automobile Holdings, Ltd.	5,000	2,139
Guangdong Investment, Ltd.	6,000	7,669
Hengan International Group Co., Ltd.	500	4,492
Industrial & Commercial Bank of China, Ltd., Class H	6,000	3,123
Tencent Holdings, Ltd.	200	3,757
Tingyi (Cayman Islands) Holding Corp.	2,000	2,293
Want Want China Holdings, Ltd.	4,000	2,633

		$55,182

Denmark — 2.4%
Danske Bank A/S	908	$24,436
Novo Nordisk A/S, Class B	1,403	78,383
TDC A/S	7,919	34,008
William Demant Holding A/S(1)	418	36,847

		$173,674

France — 2.0%
Compagnie Generale des Etablissements Michelin, Class B	199	$18,155
Sanofi	727	60,458
Societe Generale SA	584	22,278
Sodexo SA	153	14,985
Total SA	530	23,543

		$139,419

Germany — 6.2%
BASF SE	293	$19,529
Bayerische Motoren Werke AG	342	28,483
Daimler AG	521	36,477
Deutsche Post AG	1,721	41,712
Deutsche Telekom AG	1,711	29,793
Hugo Boss AG	381	30,344
Kabel Deutschland Holding AG	358	45,869
Merck KGaA	469	40,837
Muenchener Rueckversicherungs-Gesellschaft AG	322	62,040
SAP SE	617	49,166
Siemens AG	589	56,456

		$440,706

21	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

January 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Hong Kong — 0.7%
AIA Group, Ltd.	925	$5,149
CLP Holdings, Ltd.	2,000	16,749
Hong Kong & China Gas Co., Ltd.	6,550	11,563
Li & Fung, Ltd.	10,000	5,752
MTR Corp., Ltd.	3,000	13,621

		$52,834

India — 0.2%
HDFC Bank, Ltd. ADR	122	$7,360
Infosys, Ltd. ADR	237	4,245

		$11,605

Ireland — 0.4%
Kerry Group PLC, Class A	323	$26,338

		$26,338

Israel — 2.2%
Bank Leumi Le-Israel B.M.(1)	10,523	$34,655
Bezeq Israeli Telecommunication Corp., Ltd.	7,844	16,910
Mizrahi Tefahot Bank, Ltd.	3,555	39,908
Teva Pharmaceutical Industries, Ltd.	1,096	67,346

		$158,819

Italy — 0.4%
Enel SpA	6,415	$26,338

		$26,338

Japan — 16.9%
Aeon Co., Ltd.	400	$5,339
Asahi Group Holdings, Ltd.	800	25,677
Asahi Kasei Corp.	1,000	6,497
Astellas Pharma, Inc.	300	4,154
Bank of Yokohama, Ltd. (The)	1,000	5,334
Bridgestone Corp.	700	25,502
Central Japan Railway Co.	100	18,561
Chubu Electric Power Co., Inc.	1,000	12,844
Daihatsu Motor Co., Ltd.	1,000	15,611
Daiichi Sankyo Co., Ltd.	300	6,246
Denso Corp.	300	12,938
East Japan Railway Co.	700	64,343
Electric Power Development Co., Ltd.	400	13,496
FamilyMart Co., Ltd.	1,000	46,796
Hitachi, Ltd.	622	3,074
Honda Motor Co., Ltd.	1,700	46,082

Security	Shares	Value

Japan (continued)
Japan Tobacco, Inc.	1,200	$46,997
Kajima Corp.	3,000	16,970
Kansai Electric Power Co., Inc. (The)(1)	1,300	14,132
KDDI Corp.	2,700	68,371
Komatsu, Ltd.	700	10,466
Kyushu Electric Power Co., Inc.(1)	700	7,565
Lawson, Inc.	600	47,374
Mazda Motor Corp.	200	3,640
Mitsubishi Electric Corp.	1,000	9,281
Mitsubishi Estate Co., Ltd.	1,000	19,797
Mitsubishi UFJ Financial Group, Inc.	4,500	23,076
Mitsui Fudosan Co., Ltd.	1,000	23,541
Mizuho Financial Group, Inc.	9,600	16,610
Nikon Corp.	900	13,240
Nippon Telegraph & Telephone Corp.	1,100	46,830
Nissan Motor Co., Ltd.	1,100	10,940
NTT DoCoMo, Inc.	3,100	68,753
Obayashi Corp.	1,000	9,021
Osaka Gas Co., Ltd.	5,000	18,964
Panasonic Corp.	1,500	14,085
Resona Holdings, Inc.	500	2,299
Seven & i Holdings Co., Ltd.	1,600	71,364
Shin-Etsu Chemical Co., Ltd.	300	15,323
Shizuoka Bank, Ltd. (The)	2,000	17,459
SoftBank Group Corp.	600	26,421
Sumitomo Metal Mining Co., Ltd.	2,000	21,222
Sumitomo Mitsui Financial Group, Inc.	500	16,774
Taisei Corp.	2,000	12,447
Takeda Pharmaceutical Co., Ltd.	100	4,842
Tokio Marine Holdings, Inc.	400	14,312
Tokyo Electric Power Co., Inc.(1)	2,500	12,562
Tokyo Gas Co., Ltd.	7,000	32,254
Tokyu Fudosan Holdings Corp.	1,300	8,526
Toray Industries, Inc.	1,000	8,477
Toyota Motor Corp.	2,000	120,459
Unicharm Corp.	600	11,712

		$1,198,600

Mexico — 0.0%(2)
America Movil SAB de CV ADR, Series L	225	$3,182

		$3,182

Netherlands — 1.9%
Heineken NV	316	$27,439
Koninklijke Vopak NV	633	27,532

22	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

January 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Netherlands (continued)
Unilever NV	1,907	$83,678

		$138,649

Norway — 1.5%
Norsk Hydro ASA	3,998	$13,291
Statoil ASA	3,141	42,980
Telenor ASA	2,930	47,795

		$104,066

Peru — 0.0%(2)
Cia de Minas Buenaventura SA ADR(1)	623	$2,492

		$2,492

Singapore — 2.7%
ComfortDelGro Corp., Ltd.	10,000	$19,983
DBS Group Holdings, Ltd.	2,850	28,333
Oversea-Chinese Banking Corp., Ltd.	6,000	33,577
Singapore Press Holdings, Ltd.	5,000	12,551
Singapore Telecommunications, Ltd.	21,000	52,062
StarHub, Ltd.	4,000	9,536
United Overseas Bank, Ltd.	3,000	38,138

		$194,180

South Korea — 0.3%
Korea Electric Power Corp. ADR(1)	219	$4,774
Samsung Electronics Co., Ltd. GDR(3)	6	2,838
SK Telecom Co., Ltd. ADR	526	10,368

		$17,980

Spain — 3.0%
Aena SA(1)(3)	218	$24,273
Banco Bilbao Vizcaya Argentaria SA	4,495	28,932
Banco Santander SA	4,734	20,287
Endesa SA	1,591	30,801
Iberdrola SA	9,070	63,755
Telefonica SA	4,524	47,749

		$215,797

Sweden — 2.9%
Hennes & Mauritz AB, Class B	1,221	$39,984
ICA Gruppen AB	1,179	41,698
Nordea Bank AB	2,029	20,431
Svenska Cellulosa AB SCA, Class B	915	27,119
Swedbank AB, Class A	1,170	24,538

Security	Shares	Value

Sweden (continued)
Tele2 AB, Class B	3,684	$30,634
Telefonaktiebolaget LM Ericsson, Class B	2,360	20,963

		$205,367

Switzerland — 11.4%
ABB, Ltd.	1,418	$24,503
Credit Suisse Group AG	817	14,473
Geberit AG	75	26,585
Givaudan SA	7	13,109
Kuehne & Nagel International AG	177	23,426
Nestle SA	2,978	219,396
Novartis AG	1,928	149,369
Partners Group Holding AG	55	19,836
Roche Holding AG PC	699	181,058
Swiss Re AG	78	7,261
Swisscom AG	118	58,696
Syngenta AG	50	18,411
UBS Group AG	1,477	24,407
Zurich Insurance Group AG	123	27,265

		$807,795

United Kingdom — 20.5%
Anglo American PLC	2,209	$8,811
Antofagasta PLC	1,632	8,906
Associated British Foods PLC	666	30,046
AstraZeneca PLC	1,004	64,648
BHP Billiton PLC	1,794	17,420
BP PLC	10,717	57,874
British American Tobacco PLC	1,181	65,810
BT Group PLC	8,286	57,667
Centrica PLC	11,998	35,203
Compass Group PLC	1,719	29,584
Diageo PLC	2,344	63,104
Direct Line Insurance Group PLC	2,733	14,680
GlaxoSmithKline PLC	4,915	101,251
HSBC Holdings PLC	8,977	63,311
Imperial Tobacco Group PLC	1,142	61,834
Land Securities Group PLC	1,384	21,706
Lloyds Banking Group PLC	32,505	30,453
London Stock Exchange Group PLC	789	27,938
National Grid PLC	5,204	73,318
Next PLC	492	48,765
Randgold Resources, Ltd.	645	45,776
Reckitt Benckiser Group PLC	713	63,415
RELX PLC	605	10,645
Rio Tinto PLC	1,181	28,960

23	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

January 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United Kingdom (continued)
Royal Dutch Shell PLC, Class A	2,181	$47,645
Royal Mail PLC	3,947	25,949
SABMiller PLC	908	54,374
Segro PLC	3,449	21,644
Shire PLC	426	23,895
Sky PLC	1,268	19,619
SSE PLC	2,010	41,706
Tate & Lyle PLC	2,943	26,371
Unilever PLC	1,102	48,449
Vodafone Group PLC	24,424	78,507
William Hill PLC	6,593	36,704

		$1,455,988

Total Common Stocks (identified cost $6,213,564)		$6,065,914

Exchange-Traded Funds — 4.9%

Security	Shares	Value

Equity Funds — 4.9%
iShares MSCI Chile Capped ETF	328	$10,703
iShares MSCI Emerging Markets ETF	2,952	90,272
iShares MSCI India ETF	127	3,307
iShares MSCI Japan ETF	4,090	47,035
iShares MSCI Malaysia ETF	2,738	22,205
iShares MSCI Mexico Capped ETF	276	13,356
iShares MSCI Poland Capped ETF	623	10,510
iShares MSCI South Africa ETF	74	3,391
iShares MSCI South Korea Capped ETF	1,065	50,843
iShares MSCI Taiwan ETF	2,965	36,588
Market Vectors Gold Miners ETF	3,550	50,552
WisdomTree India Earnings Fund	608	11,303

Total Exchange-Traded Funds (identified cost $441,508)		$350,065

Short-Term Investments — 7.2%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.40%(4)	$511	$510,921

Total Short-Term Investments (identified cost $510,921)		$510,921

Total Investments — 97.5% (identified cost $7,165,993)		$6,926,900

Other Assets, Less Liabilities — 2.5%		$174,206

Net Assets — 100.0%		$7,101,106

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2016, the aggregate value of these securities is $27,111 or 0.4% of the Fund’s net assets.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2016.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Consumer Staples	16.8%	$1,189,671
Financials	14.9	1,060,762
Health Care	11.6	826,038
Telecommunication Services	10.6	750,719
Consumer Discretionary	9.1	646,287
Utilities	6.4	456,201
Industrials	5.8	408,399
Materials	5.1	365,308
Energy	3.9	278,486
Information Technology	1.2	84,043

Common Stocks	85.4%	$6,065,914
Exchange-Traded Funds	4.9	350,065
Short-Term Investments	7.2	510,921

Total Investments	97.5%	$6,926,900

24	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

January 31, 2016

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

AUD	20,609	USD	14,246	State Street Trust Company Canada	3/16/16	$310	$—
AUD	12,933	USD	9,244	State Street Trust Company Canada	3/16/16	—	(109)
AUD	32,485	USD	23,359	State Street Trust Company Canada	3/16/16	—	(414)
CHF	36,031	USD	35,603	State Street Trust Company Canada	3/16/16	—	(367)
CHF	30,030	USD	30,080	State Street Trust Company Canada	3/16/16	—	(712)
CHF	81,951	USD	82,478	State Street Trust Company Canada	3/16/16	—	(2,336)
CHF	95,047	USD	95,983	State Street Trust Company Canada	3/16/16	—	(3,034)
CHF	79,231	USD	80,900	State Street Trust Company Canada	3/16/16	—	(3,417)
DKK	54,338	USD	7,977	State Street Trust Company Canada	3/16/16	—	(79)
DKK	114,866	USD	16,866	State Street Trust Company Canada	3/16/16	—	(171)
DKK	599,394	USD	87,705	State Street Trust Company Canada	3/16/16	—	(591)
EUR	10,989	USD	11,955	State Street Trust Company Canada	3/16/16	—	(38)
EUR	11,500	USD	12,597	State Street Trust Company Canada	3/16/16	—	(126)
EUR	42,523	USD	46,355	State Street Trust Company Canada	3/16/16	—	(240)
EUR	48,476	USD	52,816	State Street Trust Company Canada	3/16/16	—	(245)
EUR	21,150	USD	23,250	State Street Trust Company Canada	3/16/16	—	(313)
EUR	70,965	USD	78,406	State Street Trust Company Canada	3/16/16	—	(1,446)
EUR	1,498,369	USD	1,633,522	State Street Trust Company Canada	3/16/16	—	(8,562)
GBP	13,904	USD	20,700	State Street Trust Company Canada	3/16/16	—	(886)
GBP	40,860	USD	60,730	State Street Trust Company Canada	3/16/16	—	(2,504)
HKD	116,348	USD	14,886	State Street Trust Company Canada	3/16/16	68	—
HKD	74,242	USD	9,585	State Street Trust Company Canada	3/16/16	—	(43)
HKD	574,197	USD	73,988	State Street Trust Company Canada	3/16/16	—	(188)
ILS	47,172	USD	11,894	State Street Trust Company Canada	3/16/16	29	—
JPY	43,691,154	USD	356,408	State Street Trust Company Canada	3/16/16	4,843	—
JPY	3,735,295	USD	30,835	State Street Trust Company Canada	3/16/16	49	—
JPY	11,290,903	USD	93,511	State Street Trust Company Canada	3/16/16	—	(155)
JPY	3,179,537	USD	26,500	State Street Trust Company Canada	3/16/16	—	(210)
JPY	5,264,740	USD	44,765	State Street Trust Company Canada	3/16/16	—	(1,235)
MXN	778,837	USD	45,474	State Street Trust Company Canada	3/16/16	—	(2,660)
NOK	86,268	USD	9,802	State Street Trust Company Canada	3/16/16	130	—
NZD	17,978	USD	11,868	State Street Trust Company Canada	3/16/16	—	(256)
PLN	48,917	USD	12,284	State Street Trust Company Canada	3/16/16	—	(303)
SEK	291,313	USD	34,305	State Street Trust Company Canada	3/16/16	—	(322)
SGD	44,011	USD	30,600	State Street Trust Company Canada	3/16/16	266	—
SGD	35,342	USD	24,814	State Street Trust Company Canada	3/16/16	—	(28)
USD	57,003	AUD	79,049	State Street Trust Company Canada	3/16/16	1,171	—
USD	42,808	AUD	59,850	State Street Trust Company Canada	3/16/16	535	—
USD	20,163	AUD	28,020	State Street Trust Company Canada	3/16/16	373	—
USD	9,554	AUD	13,155	State Street Trust Company Canada	3/16/16	262	—
USD	12,500	AUD	17,414	State Street Trust Company Canada	3/16/16	201	—
USD	8,678	AUD	12,241	State Street Trust Company Canada	3/16/16	32	—
USD	39,092	AUD	56,231	State Street Trust Company Canada	3/16/16	—	(625)
USD	8,207	CAD	11,147	State Street Trust Company Canada	3/16/16	250	—

25	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

January 31, 2016

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	547,909	CHF	542,284	State Street Trust Company Canada	3/16/16	$17,591	$—
USD	16,171	CHF	15,966	State Street Trust Company Canada	3/16/16	557	—
USD	14,564	CHF	14,424	State Street Trust Company Canada	3/16/16	459	—
USD	10,861	CHF	10,649	State Street Trust Company Canada	3/16/16	447	—
USD	7,940	CHF	7,831	State Street Trust Company Canada	3/16/16	282	—
USD	10,678	CHF	10,838	State Street Trust Company Canada	3/16/16	79	—
USD	61,873	DKK	417,487	State Street Trust Company Canada	3/16/16	1,196	—
USD	21,825	DKK	150,138	State Street Trust Company Canada	3/16/16	4	—
USD	247,558	EUR	226,307	State Street Trust Company Canada	3/16/16	2,132	—
USD	59,179	EUR	53,711	State Street Trust Company Canada	3/16/16	930	—
USD	41,320	EUR	37,776	State Street Trust Company Canada	3/16/16	352	—
USD	17,049	EUR	15,544	State Street Trust Company Canada	3/16/16	192	—
USD	32,371	EUR	29,784	State Street Trust Company Canada	3/16/16	71	—
USD	218,305	EUR	201,424	State Street Trust Company Canada	3/16/16	—	(136)
USD	39,281	GBP	25,827	State Street Trust Company Canada	3/16/16	2,477	—
USD	34,451	GBP	22,985	State Street Trust Company Canada	3/16/16	1,697	—
USD	32,293	GBP	21,682	State Street Trust Company Canada	3/16/16	1,396	—
USD	10,374	GBP	6,838	State Street Trust Company Canada	3/16/16	630	—
USD	4,161	GBP	2,921	State Street Trust Company Canada	3/16/16	—	(1)
USD	70,436	GBP	49,639	State Street Trust Company Canada	3/16/16	—	(300)
USD	127,740	HKD	989,569	State Street Trust Company Canada	3/16/16	553	—
USD	61,887	ILS	239,379	State Street Trust Company Canada	3/16/16	1,383	—
USD	34,010	ILS	131,048	State Street Trust Company Canada	3/16/16	888	—
USD	25,574	ILS	98,404	State Street Trust Company Canada	3/16/16	703	—
USD	113,407	JPY	13,308,468	State Street Trust Company Canada	3/16/16	3,369	—
USD	32,640	JPY	3,958,543	State Street Trust Company Canada	3/16/16	—	(90)
USD	76,599	JPY	9,381,458	State Street Trust Company Canada	3/16/16	—	(970)
USD	30,715	NOK	266,054	State Street Trust Company Canada	3/16/16	82	—
USD	15,291	NOK	134,438	State Street Trust Company Canada	3/16/16	—	(188)
USD	21,845	NOK	192,442	State Street Trust Company Canada	3/16/16	—	(312)
USD	15,203	PLN	60,730	State Street Trust Company Canada	3/16/16	329	—
USD	18,411	SEK	154,206	State Street Trust Company Canada	3/16/16	422	—
USD	10,825	SEK	91,594	State Street Trust Company Canada	3/16/16	140	—
USD	12,036	SEK	102,488	State Street Trust Company Canada	3/16/16	80	—
USD	8,313	SEK	71,094	State Street Trust Company Canada	3/16/16	20	—
USD	142,770	SGD	201,991	State Street Trust Company Canada	3/16/16	1,108	—
USD	20,705	SGD	29,424	State Street Trust Company Canada	3/16/16	69	—
USD	8,835	ZAR	134,774	State Street Trust Company Canada	3/16/16	420	—
CNY	78,512	USD	11,788	State Street Trust Company Canada	3/22/16	50	—
INR	447,787	USD	6,649	State Street Trust Company Canada	3/22/16	—	(103)
KRW	4,560,687	USD	3,766	State Street Trust Company Canada	3/22/16	3	—
KRW	5,418,916	USD	4,481	State Street Trust Company Canada	3/22/16	—	(3)
KRW	4,687,052	USD	3,982	State Street Trust Company Canada	3/22/16	—	(109)
KRW	14,649,566	USD	12,305	State Street Trust Company Canada	3/22/16	—	(199)
MYR	33,083	USD	7,640	State Street Trust Company Canada	3/22/16	345	—

26	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

January 31, 2016

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
MYR	29,725	USD	6,885	State Street Trust Company Canada	3/22/16	$290	$—
TWD	300,854	USD	8,949	State Street Trust Company Canada	3/22/16	28	—
TWD	533,742	USD	16,154	State Street Trust Company Canada	3/22/16	—	(229)
USD	7,929	CLP	5,708,917	State Street Trust Company Canada	3/22/16	—	(33)
USD	80,485	CNY	530,600	State Street Trust Company Canada	3/22/16	487	—
USD	35,457	INR	2,397,236	State Street Trust Company Canada	3/22/16	415	—
USD	98,617	KRW	116,150,935	State Street Trust Company Canada	3/22/16	2,633	—
USD	31,334	MYR	135,363	State Street Trust Company Canada	3/22/16	—	(1,339)
USD	63,101	TWD	2,067,198	State Street Trust Company Canada	3/22/16	1,420	—

						$54,248	$(35,627)

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation

Equity Futures
Nikkei 225 Index	1	Long	Mar-16	$81,344	$75,067	$(6,277)

						$(6,277)

Nikkei 225 Index:  Price-weighted average of 225 top-rated Japanese companies listed on the First Section of the Tokyo Stock Exchange.

Abbreviations:

ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
PC	–	Participation Certificate
PFC Shares	–	Preference Shares

Currency Abbreviations:

AUD	–	Australian Dollar
CAD	–	Canadian Dollar
CHF	–	Swiss Franc
CLP	–	Chilean Peso
CNY	–	Yuan Renminbi
DKK	–	Danish Krone
EUR	–	Euro
GBP	–	British Pound Sterling
HKD	–	Hong Kong Dollar
ILS	–	Israeli Shekel
INR	–	Indian Rupee
JPY	–	Japanese Yen

KRW	–	South Korean Won
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
NZD	–	New Zealand Dollar
PLN	–	Polish Zloty
SEK	–	Swedish Krona
SGD	–	Singapore Dollar
TWD	–	New Taiwan Dollar
USD	–	United States Dollar
ZAR	–	South African Rand

27	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

January 31, 2016

Statements of Assets and Liabilities (Unaudited)

	January 31, 2016
Assets	Emerging Markets Equity Fund	Global Equity Fund	International Equity Fund
Unaffiliated investments, at value (identified cost, $5,417,593, $55,056,232 and $6,655,072, respectively)	$4,329,547	$55,982,136	$6,415,979
Affiliated investment, at value (identified cost, $127,529, $3,626,701 and $510,921, respectively)	127,529	3,626,701	510,921
Cash	38,228	2,073,119	136,803
Restricted cash*	—	38,030	4,542
Foreign currency, at value (identified cost, $123,662, $225,084 and $28,135, respectively)	124,261	223,634	28,107
Dividends receivable	9,142	95,059	6,657
Interest receivable from affiliated investment	61	1,196	208
Receivable for investments sold	69,360	124,266	—
Receivable for Fund shares sold	1,522	41,044	12,723
Receivable for variation margin on open financial futures contracts	—	25,091	2,977
Receivable for open forward foreign currency exchange contracts	27,478	160,015	54,248
Tax reclaims receivable	—	55,565	14,505
Receivable from affiliates	9,883	12,956	17,065
Total assets	$4,737,011	$62,458,812	$7,204,735

Liabilities
Payable for investments purchased	$33,950	$—	$—
Payable for Fund shares redeemed	—	75,057	2,155
Payable for open forward foreign currency exchange contracts	50,050	149,115	35,627
Payable to affiliates:
Investment adviser and administration fee	3,791	40,882	5,017
Distribution and service fees	105	1,448	150
Accrued expenses	56,012	79,344	60,680
Total liabilities	$143,908	$345,846	$103,629
Net Assets	$4,593,103	$62,112,966	$7,101,106

Sources of Net Assets
Paid-in capital	$6,170,222	$62,347,132	$7,789,849
Accumulated net realized loss	(467,823)	(906,908)	(486,265)
Accumulated undistributed (distributions in excess of) net investment income	889	(210,388)	27,559
Net unrealized appreciation (depreciation)	(1,110,185)	883,130	(230,037)
Total	$4,593,103	$62,112,966	$7,101,106

Class A Shares
Net Assets	$507,919	$7,673,581	$708,135
Shares Outstanding	68,340	716,079	72,226
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.43	$10.72	$9.80
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$7.88	$11.37	$10.40

Class I Shares
Net Assets	$4,085,184	$54,439,385	$6,392,971
Shares Outstanding	546,195	5,078,436	650,349
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.48	$10.72	$9.83

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

28	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

January 31, 2016

Statements of Operations (Unaudited)

	Six Months Ended January 31, 2016
Investment Income	Emerging Markets Equity Fund	Global Equity Fund	International Equity Fund
Dividends (net of foreign taxes, $7,282, $22,945 and $8,798, respectively)	$49,968	$783,120	$80,960
Interest allocated from affiliated investment	216	4,307	1,047
Expenses allocated from affiliated investment	(11)	(228)	(58)
Total investment income	$50,173	$787,199	$81,949

Expenses
Investment adviser and administration fee	$24,621	$252,840	$36,608
Distribution and service fees
Class A	709	9,548	987
Trustees’ fees and expenses	378	1,914	465
Custodian fee	24,890	38,280	29,361
Transfer and dividend disbursing agent fees	800	4,648	2,465
Legal and accounting services	22,172	24,788	18,871
Printing and postage	8,113	10,234	9,751
Registration fees	12,002	15,821	15,018
Miscellaneous	4,730	8,651	6,278
Total expenses	$98,415	$366,724	$119,804
Deduct —
Allocation of expenses to affiliates	$68,233	$56,225	$75,310
Total expense reductions	$68,233	$56,225	$75,310

Net expenses	$30,182	$310,499	$44,494

Net investment income	$19,991	$476,700	$37,455

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(120,397)	$(889,313)	$(419,613)
Investment transactions allocated from affiliated investment	—	2	1
Financial futures contracts	(7,703)	(40,195)	(16,116)
Foreign currency and forward foreign currency exchange contract transactions	(84,686)	208,925	(7,947)
Capital gain distributions received	—	64,783	6,571
Net realized loss	$(212,786)	$(655,798)	$(437,104)
Change in unrealized appreciation (depreciation) —
Investments	$(636,477)	$(3,326,490)	$(670,216)
Financial futures contracts	—	(43,966)	(7,367)
Foreign currency and forward foreign currency exchange contracts	(17,268)	(228,851)	10,374
Net change in unrealized appreciation (depreciation)	$(653,745)	$(3,599,307)	$(667,209)

Net realized and unrealized loss	$(866,531)	$(4,255,105)	$(1,104,313)

Net decrease in net assets from operations	$(846,540)	$(3,778,405)	$(1,066,858)

29	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

January 31, 2016

Statements of Changes in Net Assets

	Six Months Ended January 31, 2016 (Unaudited)
Increase (Decrease) in Net Assets	Emerging Markets Equity Fund	Global Equity Fund	International Equity Fund
From operations —
Net investment income	$19,991	$476,700	$37,455
Net realized loss from investment transactions, financial futures contracts, foreign currency and forward foreign currency exchange contract transactions and capital gain distributions received	(212,786)	(655,798)	(437,104)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, foreign currency and forward foreign currency exchange contracts	(653,745)	(3,599,307)	(667,209)
Net decrease in net assets from operations	$(846,540)	$(3,778,405)	$(1,066,858)
Distributions to shareholders —
From net investment income
Class A	$—	$(141,512)	$(3,728)
Class I	—	(1,327,793)	(57,139)
From net realized gain
Class A	—	(282,426)	(7,532)
Class I	—	(2,283,959)	(76,634)
Total distributions to shareholders	$—	$(4,035,690)	$(145,033)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$55,561	$1,937,386	$95,554
Class I	127,221	7,257,351	1,329,749
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	—	423,938	11,184
Class I	—	850,285	39,612
Cost of shares redeemed
Class A	(59,775)	(2,682,744)	(178,105)
Class I	(58,571)	(4,880,885)	(2,700,271)
Net increase (decrease) in net assets from Fund share transactions	$64,436	$2,905,331	$(1,402,277)

Net decrease in net assets	$(782,104)	$(4,908,764)	$(2,614,168)

Net Assets
At beginning of period	$5,375,207	$67,021,730	$9,715,274
At end of period	$4,593,103	$62,112,966	$7,101,106

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$889	$(210,388)	$27,559

30	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

January 31, 2016

Statements of Changes in Net Assets — continued

	Year Ended July 31, 2015
Increase (Decrease) in Net Assets	Emerging Markets Equity Fund	Global Equity Fund	International Equity Fund
From operations —
Net investment income	$52,382	$952,495	$136,576
Net realized gain (loss) from investment transactions, financial futures contracts, and foreign currency and forward foreign currency exchange contract transactions	(246,242)	3,834,131	122,369
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, foreign currency and forward foreign currency exchange contracts	(851,462)	(1,936,881)	(293,557)
Net increase (decrease) in net assets from operations	$(1,045,322)	$2,849,745	$(34,612)
Distributions to shareholders —
From net investment income
Class A	$(6,277)	$(154,824)	$(11,093)
Class I	(69,658)	(965,277)	(166,258)
From net realized gain
Class A	(16,500)	(338,422)	(7,765)
Class I	(151,668)	(1,738,779)	(104,757)
Total distributions to shareholders	$(244,103)	$(3,197,302)	$(289,873)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$225,301	$1,910,392	$497,964
Class I	478,663	25,314,096	2,117,603
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	22,686	399,040	18,683
Class I	22,824	626,958	73,111
Cost of shares redeemed
Class A	(139,366)	(5,867,578)	(115,162)
Class I	(672,423)	(9,513,607)	(1,820,309)
Net increase (decrease) in net assets from Fund share transactions	$(62,315)	$12,869,301	$771,890

Net increase (decrease) in net assets	$(1,351,740)	$12,521,744	$447,405

Net Assets
At beginning of year	$6,726,947	$54,499,986	$9,267,869
At end of year	$5,375,207	$67,021,730	$9,715,274

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(19,102)	$782,217	$50,971

31	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

January 31, 2016

Financial Highlights

	Emerging Markets Equity Fund — Class A
	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31,		Period Ended July 31, 2013(1)
			2015	2014
Net asset value — Beginning of period	$8.820		$10.940	$9.720	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.024		$0.067	$0.082	$0.123
Net realized and unrealized gain (loss)	(1.414)		(1.810)	1.258	(0.325)

Total income (loss) from operations	$(1.390)		$(1.743)	$1.340	$(0.202)

Less Distributions
From net investment income	$—		$(0.104)	$—	$(0.052)
From net realized gain	—		(0.273)	(0.120)	(0.026)

Total distributions	$—		$(0.377)	$(0.120)	$(0.078)

Net asset value — End of period	$7.430		$8.820	$10.940	$9.720

Total Return(3)	(15.76	)%(4)	(16.05)%	13.75%	(2.09	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$508		$610	$636	$186
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.45	%(6)	1.65%	1.75%	1.75	%(6)
Net investment income	0.59	%(6)	0.68%	0.79%	1.32	%(6)
Portfolio Turnover	15	%(4)	77%	62%	52	%(4)

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 2.78%, 2.28%, 1.92% and 2.74% of average daily net assets for the six months ended January 31, 2016, the years ended July 31, 2015 and 2014 and the period from the start of business, August 29, 2012, to July 31, 2013, respectively). Absent these reimbursements, total return would be lower.

(6)	Annualized.

32	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

January 31, 2016

Financial Highlights — continued

	Emerging Markets Equity Fund — Class I
	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31,		Period Ended July 31, 2013(1)
			2015	2014
Net asset value — Beginning of period	$8.870		$10.990	$9.740	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.034		$0.087	$0.087	$0.089
Net realized and unrealized gain (loss)	(1.424)		(1.809)	1.283	(0.267)

Total income (loss) from operations	$(1.390)		$(1.722)	$1.370	$(0.178)

Less Distributions
From net investment income	$—		$(0.125)	$—	$(0.056)
From net realized gain	—		(0.273)	(0.120)	(0.026)

Total distributions	$—		$(0.398)	$(0.120)	$(0.082)

Net asset value — End of period	$7.480		$8.870	$10.990	$9.740

Total Return(3)	(15.67	)%(4)	(15.78)%	14.03%	(1.85	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,085		$4,765	$6,091	$5,199
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.20	%(6)	1.40%	1.50%	1.50	%(6)
Net investment income	0.84	%(6)	0.88%	0.83%	0.94	%(6)
Portfolio Turnover	15	%(4)	77%	62%	52	%(4)

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 2.78%, 2.25%, 1.92% and 2.74% of average daily net assets for the six months ended January 31, 2016, the years ended July 31, 2015 and 2014 and the period from the start of business, August 29, 2012, to July 31, 2013, respectively). Absent these reimbursements, total return would be lower.

(6)	Annualized.

33	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

January 31, 2016

Financial Highlights — continued

	Global Equity Fund — Class A
	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31,			Period Ended July 31, 2013(1)
			2015		2014
Net asset value — Beginning of period	$12.120		$12.160		$11.400	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.074		$0.153		$0.199	$0.129
Net realized and unrealized gain (loss)	(0.765)		0.361		1.050	1.396	(3)

Total income (loss) from operations	$(0.691)		$0.514		$1.249	$1.525

Less Distributions
From net investment income	$(0.237)		$(0.174)		$(0.144)	$(0.075)
From net realized gain	(0.472)		(0.380)		(0.345)	(0.050)

Total distributions	$(0.709)		$(0.554)		$(0.489)	$(0.125)

Net asset value — End of period	$10.720		$12.120		$12.160	$11.400

Total Return(4)	(5.84	)%(5)	4.30%		11.12%	15.41	%(3)(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,674		$8,861		$12,425	$15,456
Ratios (as a percentage of average daily net assets):
Expenses	1.20	%(6)(7)	1.30	%(6)	1.40%	1.40	%(6)(7)
Net investment income	1.29	%(7)	1.26%		1.68%	1.26	%(7)
Portfolio Turnover	31	%(5)	87%		84%	105	%(5)

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

(2)	Computed using average shares outstanding.

(3)

During the period ended July 31, 2013, the Fund realized a gain on the disposal of investments which did not meet the Fund’s investment guidelines. The gain was less than $0.01 per share and had no effect on total return for the period ended July 31, 2013.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 0.18%, 0.13% and 0.21% of average daily net assets for the six months ended January 31, 2016, the year ended July 31, 2015 and the period from the start of business, August 29, 2012, to January 31, 2013, respectively). Absent these reimbursements, total return would be lower.

(7)	Annualized.

34	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

January 31, 2016

Financial Highlights — continued

	Global Equity Fund — Class I
	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31,			Period Ended July 31, 2013(1)
			2015		2014
Net asset value — Beginning of period	$12.150		$12.200		$11.430	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.089		$0.188		$0.227	$0.172
Net realized and unrealized gain (loss)	(0.773)		0.353		1.055	1.383	(3)

Total income (loss) from operations	$(0.684)		$0.541		$1.282	$1.555

Less Distributions
From net investment income	$(0.274)		$(0.211)		$(0.167)	$(0.075)
From net realized gain	(0.472)		(0.380)		(0.345)	(0.050)

Total distributions	$(0.746)		$(0.591)		$(0.512)	$(0.125)

Net asset value — End of period	$10.720		$12.150		$12.200	$11.430

Total Return(4)	(5.77	)%(5)	4.53%		11.40%	15.71	%(3)(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$54,439		$58,161		$42,075	$51,144
Ratios (as a percentage of average daily net assets):
Expenses	0.95	%(6)(7)	1.02	%(6)	1.15%	1.15	%(6)(7)
Net investment income	1.54	%(7)	1.54%		1.91%	1.72	%(7)
Portfolio Turnover	31	%(5)	87%		84%	105	%(5)

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

(2)	Computed using average shares outstanding.

(3)

During the period ended July 31, 2013, the Fund realized a gain on the disposal of investments which did not meet the Fund’s investment guidelines. The gain was less than $0.01 per share and had no effect on total return for the period ended July 31, 2013.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 0.18%, 0.14% and 0.21% of average daily net assets for the six months ended January 31, 2016, the year ended July 31, 2015 and the period from the start of business, August 29, 2012, to January 31, 2013, respectively). Absent these reimbursements, total return would be lower.

(7)	Annualized.

35	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

January 31, 2016

Financial Highlights — continued

	International Equity Fund — Class A
	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31,			Period Ended July 31, 2013(1)
			2015	2014
Net asset value — Beginning of period	$11.180		$11.660	$11.220		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.032		$0.160	$0.319	(3)	$0.236
Net realized and unrealized gain (loss)	(1.250)		(0.268)	0.845		1.118	(4)

Total income (loss) from operations	$(1.218)		$(0.108)	$1.164		$1.354

Less Distributions
From net investment income	$(0.054)		$(0.219)	$(0.256)		$(0.066)
From net realized gain	(0.108)		(0.153)	(0.468)		(0.068)

Total distributions	$(0.162)		$(0.372)	$(0.724)		$(0.134)

Net asset value — End of period	$9.800		$11.180	$11.660		$11.220

Total Return(5)	(10.95	)%(6)	(0.70)%	10.34%		13.75	%(4)(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$708		$883	$503		$64
Ratios (as a percentage of average daily net assets):
Expenses(7)	1.20	%(8)	1.31%	1.40%		1.40	%(8)
Net investment income	0.61	%(8)	1.43%	2.74	%(3)	2.34	%(8)
Portfolio Turnover	42	%(6)	95%	69%		97	%(6)

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

(2)	Computed using average shares outstanding.

(3)

Net investment income per share includes special dividends which amounted to $0.120 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 1.70%.

(4)

During the period ended July 31, 2013, the sub-adviser reimbursed the Fund for a net loss realized on the disposal of an investment which did not meet the Fund’s investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the period ended July 31, 2013.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 1.65%, 1.62%, 1.71% and 3.18% of average daily net assets for the six months ended January 31, 2016, the years ended July 31, 2015 and 2014 and the period from the start of business, August 29, 2012, to July 31, 2013, respectively). Absent these reimbursements, total return would be lower.

(8)	Annualized.

36	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

January 31, 2016

Financial Highlights — continued

	International Equity Fund — Class I
	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31,			Period Ended July 31, 2013(1)
			2015	2014
Net asset value — Beginning of period	$11.230		$11.700	$11.250		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.044		$0.176	$0.321	(3)	$0.181
Net realized and unrealized gain (loss)	(1.255)		(0.250)	0.864		1.209	(4)

Total income (loss) from operations	$(1.211)		$(0.074)	$1.185		$1.390

Less Distributions
From net investment income	$(0.081)		$(0.243)	$(0.267)		$(0.072)
From net realized gain	(0.108)		(0.153)	(0.468)		(0.068)

Total distributions	$(0.189)		$(0.396)	$(0.735)		$(0.140)

Net asset value — End of period	$9.830		$11.230	$11.700		$11.250

Total Return(5)	(10.84	)%(6)	(0.48)%	10.70%		14.02	%(4)(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,393		$8,832	$8,765		$6,544
Ratios (as a percentage of average daily net assets):
Expenses(7)	0.95	%(8)	1.08%	1.15%		1.15	%(8)
Net investment income	0.84	%(8)	1.57%	2.75	%(3)	1.84	%(8)
Portfolio Turnover	42	%(6)	95%	69%		97	%(6)

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

(2)	Computed using average shares outstanding.

(3)

Net investment income per share includes special dividends which amounted to $0.104 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 1.86%.

(4)

During the period ended July 31, 2013, the sub-adviser reimbursed the Fund for a net loss realized on the disposal of an investment which did not meet the Fund’s investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the period ended July 31, 2013.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(6)	Not annualized.

(7)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 1.65%, 1.61%, 1.71% and 3.18% of average daily net assets for the six months ended January 31, 2016, the years ended July 31, 2015 and 2014 and the period from the start of business, August 29, 2012, to July 31, 2013, respectively). Absent these reimbursements, total return would be lower.

(8)	Annualized.

37	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

January 31, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Hexavest Emerging Markets Equity Fund (Emerging Markets Equity Fund), Eaton Vance Hexavest Global Equity Fund (Global Equity Fund) and Eaton Vance Hexavest International Equity Fund (International Equity Fund), (each individually referred to as the Fund, and collectively, the Funds) are diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Funds’ investment objective is long-term capital appreciation. Each Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Funds’ forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Funds’ Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Funds may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Funds’ investment in Cash Reserves Fund reflects the Funds’ proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as a Fund is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital

38

Eaton Vance

Hexavest Equity Funds

January 31, 2016

Notes to Financial Statements (Unaudited) — continued

gains have been provided for in accordance with the Funds’ understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of January 31, 2016, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

J  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

L  Interim Financial Statements — The interim financial statements relating to January 31, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of each Fund to make one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a

39

Eaton Vance

Hexavest Equity Funds

January 31, 2016

Notes to Financial Statements (Unaudited) — continued

Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of each Fund at January 31, 2016, as determined on a federal income tax basis, were as follows:

	Emerging Markets Equity Fund	Global Equity Fund	International Equity Fund

Aggregate cost	$5,546,732	$58,946,764	$7,218,044

Gross unrealized appreciation	$209,309	$4,844,236	$412,082
Gross unrealized depreciation	(1,298,965)	(4,182,163)	(703,226)

Net unrealized appreciation (depreciation)	$(1,089,656)	$662,073	$(291,144)

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to each Fund. The fee is based upon a percentage of average daily net assets as presented in the following table and is payable monthly.

	Annual Rate
Daily Net Assets	Emerging Markets Equity Fund	Global Equity Fund	International Equity Fund

Up to $500 million	1.00%	0.80%	0.80%

On net assets of $500 million and over, the annual fees are reduced. For the six months ended January 31, 2016, investment adviser and administration fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Emerging Markets Equity Fund	Global Equity Fund	International Equity Fund

Investment Adviser and Administration Fee	$24,621	$252,840	$36,608
Effective Annual Rate	1.00%	0.80%	0.80%

Pursuant to a sub-advisory agreement, EVM has delegated the investment management of each Fund to Hexavest Inc. (Hexavest), an affiliate of EVM and a registered investment adviser. EVM pays Hexavest a portion of its advisory and administration fee for sub-advisory services provided to each Fund. The Funds invest their cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Hexavest have agreed to reimburse each Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.45% and 1.20% of the Emerging Markets Equity Fund’s average daily net assets and 1.20% and 0.95% of the Global Equity Fund’s and the International Equity Fund’s average daily net assets for Class A and Class I, respectively. These agreements may be changed or terminated after November 30, 2016. Pursuant to these agreements, EVM and Hexavest were allocated $68,233, $56,225 and $75,310 in total of operating expenses, of the Emerging Markets Equity Fund, the Global Equity Fund and the International Equity Fund, respectively, for the six months ended January 31, 2016.

EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer

40

Eaton Vance

Hexavest Equity Funds

January 31, 2016

Notes to Financial Statements (Unaudited) — continued

agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the six months ended January 31, 2016 were as follows:

	Emerging Markets Equity Fund	Global Equity Fund	International Equity Fund

EVM’s Sub-Transfer Agent Fees	$129	$499	$195
EVD’s Class A Sales Charges	$264	$282	$186

Trustees and officers of the Funds who are members of EVM’s organization receive remuneration for their services to the Funds out of the investment adviser and administration fee. Trustees of the Funds who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended January 31, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended January 31, 2016 for Class A shares amounted to the following:

	Emerging Markets Equity Fund	Global Equity Fund	International Equity Fund

Class A Distribution and Service Fees	$709	$9,548	$987

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended January 31, 2016, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A shareholders:

	Emerging Markets Equity Fund	Global Equity Fund	International Equity Fund

Class A	$—	$40	$—

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended January 31, 2016 were as follows:

	Emerging Markets Equity Fund	Global Equity Fund	International Equity Fund

Purchases	$793,917	$17,455,609	$3,332,220
Sales	$675,039	$17,447,219	$4,580,497

41

Eaton Vance

Hexavest Equity Funds

January 31, 2016

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Emerging Markets Equity Fund
	Six Months Ended January 31, 2016 (Unaudited)
	Class A	Class I

Sales	6,911	16,048
Redemptions	(7,695)	(7,266)

Net increase (decrease)	(784)	8,782

	Year Ended July 31, 2015
	Class A	Class I

Sales	22,507	45,549
Issued to shareholders electing to receive payments of distributions in Fund shares	2,431	2,439
Redemptions	(13,949)	(64,904)

Net increase (decrease)	10,989	(16,916)

At January 31, 2016, EVM owned 81.3% of the value of the outstanding shares of the Emerging Markets Equity Fund.

Global Equity Fund
	Six Months Ended January 31, 2016 (Unaudited)
	Class A	Class I

Sales	178,395	649,926
Issued to shareholders electing to receive payments of distributions in Fund shares	38,645	77,510
Redemptions	(232,011)	(436,380)

Net increase (decrease)	(14,971)	291,056

	Year Ended July 31, 2015
	Class A	Class I

Sales	158,993	2,072,940
Issued to shareholders electing to receive payments of distributions in Fund shares	33,505	52,597
Redemptions	(483,120)	(788,302)

Net increase (decrease)	(290,622)	1,337,235

42

Eaton Vance

Hexavest Equity Funds

January 31, 2016

Notes to Financial Statements (Unaudited) — continued

At January 31, 2016, an Eaton Vance mutual fund, an Eaton Vance collective investment trust and donor advised and pooled income funds (established and maintained by a public charity) managed by EVM owned in the aggregate 80.3% of the value of the outstanding shares of the Global Equity Fund.

International Equity Fund
	Six Months Ended January 31, 2016 (Unaudited)
	Class A	Class I

Sales	9,340	124,984
Issued to shareholders electing to receive payments of distributions in Fund shares	1,104	3,899
Redemptions	(17,191)	(265,074)

Net decrease	(6,747)	(136,191)

	Year Ended July 31, 2015
	Class A	Class I

Sales	44,556	189,664
Issued to shareholders electing to receive payments of distributions in Fund shares	1,743	6,801
Redemptions	(10,446)	(159,136)

Net increase	35,853	37,329

At January 31, 2016, EVM owned 69.1% of the value of the outstanding shares of the International Equity Fund.

8  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at January 31, 2016 is included in the Portfolio of Investments. At January 31, 2016, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing their investment objectives, the Funds are subject to the following risks:

Equity Price Risk:  The Funds enter into equity index futures contracts to enhance return.

Foreign Exchange Risk:  The Funds enter into forward foreign currency exchange contracts to enhance return.

The forward foreign currency exchange contracts in which the Funds invest are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, each Fund has entered into a master netting agreement (the Agreement) with its derivative counterparty. The Agreement is a bilateral agreement between each Fund and the counterparty that governs foreign currency exchange contracts and contains, among other things, set-off provisions in the event of a default, including the bankruptcy or insolvency of the counterparty, and/or termination event as defined under the Agreement. Under the Agreement, each Fund may, under certain circumstances, offset with the counterparty its payables and/or receivables for forward foreign currency exchange contracts and create one single net payment. The Agreement does not require collateral to be posted.

43

Eaton Vance

Hexavest Equity Funds

January 31, 2016

Notes to Financial Statements (Unaudited) — continued

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2016 were as follows:

Emerging Markets Equity Fund

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative
Foreign Exchange	Forward foreign currency exchange contracts	$27,478	(1)	$(50,050	)(2)

(1)	Statements of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation (depreciation).

(2)	Statements of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation (depreciation).

Global Equity Fund

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Financial futures contracts	$—		$(40,493	)(1)
Foreign Exchange	Forward foreign currency exchange contracts	160,015	(2)	(149,115	)(3)

Total		$160,015		$(189,608)

Derivatives not subject to master netting or similar agreements		$—		$(40,493)

Total Derivatives subject to master netting or similar agreements		$160,015		$(149,115)

(1)

Amount represents cumulative unrealized depreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statements of Assets and Liabilities as Receivable for variation margin.

(2)	Statements of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation (depreciation).

(3)	Statements of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation (depreciation).

International Equity Fund

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Financial futures contracts	$—		$(6,277	)(1)
Foreign Exchange	Forward foreign currency exchange contracts	54,248	(2)	(35,627	)(3)

Total		$54,248		$(41,904)

Derivatives not subject to master netting or similar agreements		$—		$(6,277)

Total Derivatives subject to master netting or similar agreements		$54,248		$(35,627)

(1)

Amount represents cumulative unrealized depreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statements of Assets and Liabilities as Receivable for variation margin.

(2)	Statements of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation (depreciation).

(3)	Statements of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation (depreciation).

44

Eaton Vance

Hexavest Equity Funds

January 31, 2016

Notes to Financial Statements (Unaudited) — continued

Each Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statements of Assets and Liabilities, are presented in the tables above. The following tables present each Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting or similar agreement and net of the related collateral received by each Fund for assets and pledged by each Fund for liabilities as of January 31, 2016.

Emerging Markets Equity Fund
Counterparty	Derivative Assets Subject to Master Netting or Similar Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

State Street Trust Company Canada	$27,478	$(27,478)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to Master Netting or Similar Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

State Street Trust Company Canada	$(50,050)	$27,478	$—	$—	$(22,572)

Global Equity Fund
Counterparty	Derivative Assets Subject to Master Netting or Similar Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

State Street Trust Company Canada	$160,015	$(149,115)	$—	$—	$10,900

Counterparty	Derivative Liabilities Subject to Master Netting or Similar Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

State Street Trust Company Canada	$(149,115)	$149,115	$—	$—	$—

International Equity Fund
Counterparty	Derivative Assets Subject to Master Netting or Similar Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

State Street Trust Company Canada	$54,248	$(35,627)	$—	$—	$18,621

Counterparty	Derivative Liabilities Subject to Master Netting or Similar Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

State Street Trust Company Canada	$(35,627)	$35,627	$—	$—	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

45

Eaton Vance

Hexavest Equity Funds

January 31, 2016

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statements of Operations by risk exposure for the six months ended January 31, 2016 was as follows:

Emerging Markets Equity Fund

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Financial futures contracts	$(7,703)	$—
Foreign Exchange	Forward foreign currency exchange contracts	(74,797)	(20,960)

Total		$(82,500)	$(20,960)

(1)	Statements of Operations location: Net realized gain (loss) – Financial futures contracts and Foreign currency and forward foreign currency exchange contract transactions, respectively.

(2)	Statements of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

Global Equity Fund

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Financial futures contracts	$(40,195)	$(43,966)
Foreign Exchange	Forward foreign currency exchange contracts	245,488	(227,337)

Total		$205,293	$(271,303)

(1)	Statements of Operations location: Net realized gain (loss) – Financial futures contracts and Foreign currency and forward foreign currency exchange contract transactions, respectively.

(2)	Statements of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Foreign currency and forward foreign currency exchange contracts, respectively.

International Equity Fund

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Financial futures contracts	$(16,116)	$(7,367)
Foreign Exchange	Forward foreign currency exchange contracts	(5,636)	11,036

Total		$(21,752)	$3,669

(1)	Statements of Operations location: Net realized gain (loss) – Financial futures contracts and Foreign currency and forward foreign currency exchange contract transactions, respectively.

(2)	Statements of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Foreign currency and forward foreign currency exchange contracts, respectively.

The average notional amounts of derivative contracts outstanding during the six months ended January 31, 2016, which are indicative of the volume of these derivative types, were as follows:

46

Eaton Vance

Hexavest Equity Funds

January 31, 2016

Notes to Financial Statements (Unaudited) — continued

	Emerging Markets Equity Fund	Global Equity Fund	International Equity Fund

Average Notional Amount:
Futures Contracts — Long	$7,000	$873,000	$338,000
Forward Foreign Currency Exchange Contracts	$3,856,000	$24,969,000	$6,171,000

9  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended January 31, 2016.

10  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

47

Eaton Vance

Hexavest Equity Funds

January 31, 2016

Notes to Financial Statements (Unaudited) — continued

At January 31, 2016, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

Emerging Markets Equity Fund
Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Asia/Pacific	$184,876	$2,767,029	$—	$2,951,905
Emerging Europe	25,677	394,812	—	420,489
Latin America	583,989	—	—	583,989
Middle East/Africa	—	105,290	—	105,290

Total Common Stocks	$794,542	$3,267,131 *	$—	$4,061,673

Exchange-Traded Funds	$267,874	$—	$—	$267,874
Short-Term Investments	—	127,529	—	127,529

Total Investments	$1,062,416	$3,394,660	$—	$4,457,076

Forward Foreign Currency Exchange Contracts	$—	$27,478	$—	$27,478

Total	$1,062,416	$3,422,138	$—	$4,484,554

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(50,050)	$—	$(50,050)

Total	$—	$(50,050)	$—	$(50,050)

Global Equity Fund
Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Asia/Pacific	$221,452	$6,756,067	$—	$6,977,519
Developed Europe	—	8,941,077	—	8,941,077
Latin America	126,398	—	—	126,398
Middle East/Africa	—	398,153	—	398,153
North America	34,822,073	—	—	34,822,073

Total Common Stocks	$35,169,923	$16,095,297 *	$—	$51,265,220

Exchange-Traded Funds	$4,716,916	$—	$—	$4,716,916
Short-Term Investments	—	3,626,701	—	3,626,701

Total Investments	$39,886,839	$19,721,998	$—	$59,608,837

Forward Foreign Currency Exchange Contracts	$—	$160,015	$—	$160,015

Total	$39,886,839	$19,882,013	$—	$59,768,852

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(149,115)	$—	$(149,115)
Futures Contracts	(10,293)	(30,200)	—	(40,493)

Total	$(10,293)	$(179,315)	$—	$(189,608)

48

Eaton Vance

Hexavest Equity Funds

January 31, 2016

Notes to Financial Statements (Unaudited) — continued

International Equity Fund
Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Asia/Pacific	$29,585	$2,126,648	$—	$2,156,233
Developed Europe	—	3,734,137	—	3,734,137
Latin America	16,725	—	—	16,725
Middle East/Africa	—	158,819	—	158,819

Total Common Stocks	$46,310	$6,019,604 *	$—	$6,065,914

Exchange-Traded Funds	$350,065	$—	$—	$350,065
Short-Term Investments	—	510,921	—	510,921

Total Investments	$396,375	$6,530,525	$—	$6,926,900

Forward Foreign Currency Exchange Contracts	$—	$54,248	$—	$54,248

Total	$396,375	$6,584,773	$—	$6,981,148

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(35,627)	$—	$(35,627)
Futures Contracts	—	(6,277)	—	(6,277)

Total	$—	$(41,904)	$—	$(41,904)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Funds held no investments or other financial instruments as of July 31, 2015 whose fair value was determined using Level 3 inputs. At January 31, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

49

Eaton Vance

Hexavest Equity Funds

January 31, 2016

Officers and Trustees

Officers of Eaton Vance Hexavest Equity Funds

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Hexavest Equity Funds

Ralph F. Verni

Chairperson

William H. Park

Vice-Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

50

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

51

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Hexavest Inc.

1250 René Lévesque Blvd. West, Suite 4200

Montréal, Québec

Canada   H3B 4W8

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

21088 1.31.16

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 11, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 11, 2016

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 11, 2016